UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-2183
                                   ---------------------------------------------

                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1500 Main Street, Suite 1100, Springfield, MA 01115
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Stephen L. Kuhn, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 12/31/03
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

2003   A N N U A L   R E P O R T





                                  MASSMUTUAL
                                   CORPORATE
                                   INVESTORS





                                                                  [LOGO]

MASSMUTUAL CORPORATE INVESTORS


     MassMutual Corporate Investors
     is a closed-end investment company,
     first offered to the public over a
     decade ago and is listed on the New
     York Stock Exchange.



                                      MASSMUTUAL CORPORATE
                                      INVESTORS
                                      1500 Main Street, Suite 1100
                                      Springfield, MA 01115
                                      (413) 226-1516
                                      www.massmutual.com/mci

                                      ADVISER
                                      David L. Babson & Company Inc.,
                                      a member of the MassMutual Financial Group
                                      1500 Main Street
                                      Springfield, MA 01115

                                      AUDITOR
                                      Deloitte & Touche LLP
                                      New York, NY 10281

                                      COUNSEL TO THE TRUST
                                      Ropes & Gray LLP
                                      Boston, MA 02110

                                      CUSTODIAN
                                      Citibank, N.A.
                                      New York, NY 10043

                                      TRANSFER AGENT & REGISTRAR
                                      Shareholder Financial Services, Inc.
                                      P.O. Box 173673
                                      Denver, CO 80217
                                      1-800-647-7374


                                        PROXY VOTING POLICIES & PROCEDURES
                                        A copy of MassMutual Corporate
                                        Investors' Proxy Voting policy and
                                        procedures used to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling, toll-free, 866-399-1516; (2) on MassMutual
                                        Corporate Investors' website:
                                        www.massmutual.com/mci; and (3) on the
                                        U.S. Securities and Exchange Commission
                                        website at http://www.sec.gov.

                                                                          MCI
                                                                          Listed
                                                                          NYSE

                                                  MASSMUTUAL CORPORATE INVESTORS

INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust"), a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below investment-grade, longterm corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment-grade debt securities, other marketable debt securities (including highyield securities) and marketable common stocks.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

In this report you will find a complete listing of the Trust's holdings. We encourage you to read this section carefully for a better understanding of the Trust. We cordially invite all shareholders to attend the MassMutual Corporate Investors Annual Meeting of Shareholders, which will be held on April 30, 2004 at 2:00 P.M. in Springfield, Massachusetts.

MASSMUTUAL CORPORATE INVESTORS


TO OUR SHAREHOLDERS

As previously announced, Mr. Robert E. Joyal, President of MassMutual Corporate Investors (the "Trust") for the past four years, announced his retirement as President of the Trust, effective as of the 2003 Annual Shareholders' Meeting in April.

Following Mr. Joyal's retirement, the Trust's Board of Trustees elected me to succeed him as President of the Trust. Currently, I lead the Corporate Securities Group at David L. Babson & Company Inc. ("Babson"), the Trust's investment adviser, where I oversee all corporate credit-related investments, including public and private bonds, bank loans, mezzanine and private equity investments, as well as structured credit products. Before joining Babson in 2000, I served for twelve years in the Investment Management Division of Massachusetts Mutual Life Insurance Company, Babson's parent company. I am pleased to share with you the Trust's Annual Report for the year ended December 31, 2003.

THE TRUST'S TOTAL PORTFOLIO RATE OF RETURN FOR 2003 WAS 22.61%, AS MEASURED BY THE CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.


[PHOTO]

LEFT TO RIGHT:
STUART H. REESE, CHAIRMAN
ROGER W. CRANDALL, PRESIDENT

                                                  MASSMUTUAL CORPORATE INVESTORS


THE TRUST CONTINUES TO EMPLOY THE INVESTMENT PHILOSOPHY THAT HAS SERVED IT WELL SINCE ITS INCEPTION: INVESTING IN COMPANIES WHICH WE BELIEVE TO HAVE A STRONG BUSINESS PROPOSITION, SOLID CASH FLOW AND EXPERIENCED, ETHICAL MANAGEMENT.



[PHOTO]


LEFT TO RIGHT:

CHARLES C. MCCOBB, JR.
VICE PRESIDENT AND
CHIEF FINANCIAL OFFICER

STEPHEN L. KUHN
VICE PRESIDENT AND SECRETARY
CLIFFORD M. NOREEN
VICE PRESIDENT


TOTAL ANNUAL PORTFOLIO RETURN (AS OF 12/31 EACH YEAR)*


2003   22.61*
       28.34**
        6.91***

2002    4.80*
      -23.51**
       10.14***

2001    5.91*
      -11.67**
        9.77***

2000    7.28*
      -16.26**
        9.46***

1999    7.53*
       25.89**
        0.16***

1998   17.12*
       33.77**
        8.29***

1997   27.14*
       31.04**
        8.36***

1996   15.42*
       23.03**
        3.97***

1995   33.76*
       34.64**
       18.99***

1994    2.36*
        3.83**
       -2.66***

MassMutual
Corporate Investors
(Based on change in
the net asset value with
reinvested dividends)*

Standard & Poor's
Industrial Composite**

Lehman Brothers
Intermediate U.S.
Credit Index***


* Data for MassMutual Corporate Investors represents portfolio returns based on change in the net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on market value due to the difference between the net asset value and the market value of the shares outstanding (see page 12 for total investment return based on market value); past performance is no guarantee of future results.
**   Formerly called the Standard & Poor's Industrial Price Index.
***  Formerly called the Lehman Brothers Intermediate Corporate Bond Index.

MASSMUTUAL CORPORATE INVESTORS

                                THE TRUST'S 2003
                             PORTFOLIO PERFORMANCE


                                        AT LEFT:
[PHOTO]                      RICHARD C. MORRISON
                                  VICE PRESIDENT

The Trust's total portfolio rate of return for 2003 was 22.61%, as measured by the change in net asset value, assuming the reinvestment of all dividends and distributions. The Trust's total net assets were $193,786,114, or $21.84 per share, as of December 31, 2003, compared to $171,028,431, or $19.40 per share, as of December 31, 2002. The Trust's quarterly dividend remained stable this year at 36 cents per share. In addition, the Trust declared a special year-end dividend of 40 cents per share as of December 31, 2003. We are pleased with the Trust's 2003 portfolio performance.

The following table lists the average annual returns of the Trust's portfolio, based on change in net assets, assuming the reinvestment of all dividends and distributions, compared to the average annual returns of selected equity and fixed income market indices for the 1, 3, 5 and 10 years ended December 31, 2003:

                       LEHMAN            LEHMAN         STANDARD
                      BROTHERS          BROTHERS        & POOR'S
           THE     U.S.CORPORATE      INTERMEDIATE     INDUSTRIAL    RUSSELL
          TRUST   HIGH YIELD INDEX  U.S.CREDIT INDEX*  COMPOSITE**  2000 INDEX

1 Year    22.61%       28.97%             6.91%          28.34%       47.25%
3 Year    10.82%       10.21%             8.93%          -4.64%        6.27%
5 Year     9.44%        5.23%             7.22%          -1.79%        7.13%
10 Year   13.96%        6.89%             7.19%          10.62%        9.47%

The U.S. economy and investment markets displayed signs of recovery during 2003, assisted by low interest rates and tax cuts. As the uncertainty of war in Iraq gave way to combat operations, equity and credit markets rallied strongly. As a result, many investors left the relative safety of bonds, which helped push yields higher.

*    Formerly called the Lehman Brothers Intermediate Corporate Bond Index.
**   Formerly called the Standard & Poor's Industrial Price Index.

                                                  MASSMUTUAL CORPORATE INVESTORS


Concurrent with the improving U.S. economy, corporate credit defaults declined. The speculativegrade issuer-weighted default rate fell from 8.4% in 2002 to 5.2% in 2003, as reported by Moody's Investors Service. The year 2003 witnessed a significant increase in the issuance of high-yield corporate bonds, with 496 new deals coming to market in 2003 compared with 262 in 2002, according to Credit Suisse First Boston. These factors, among others, spurred an overall increase in merger and acquisition activity, especially in the second half of the year,* which helped provide potential private placement investment opportunities for the Trust. Helped by these trends, the Trust was able to dispose of eight private investments in 2003 that contributed $19.7 million in gains to the Trust. Assuming that the U.S. economy and investment markets continue to improve, and all other things being equal, the Trust's investment portfolio should benefit from the foregoing economic trends.

Overall, the Trust closed 11 new private placement transactions during the course of the year: Coeur, Inc., Dwyer Group, Inc., Euro-Pro Corporation, MedAssist, Inc., Neff Motivation, Inc., Royal Baths Manufacturing Company, Synventive Equity LLC, Tomah Holdings, Inc., Trustile Doors, Inc., U S M Holdings Corp., and Weasler Holdings LLC. In addition, the Trust added to existing investments in Evans Consoles, Inc., Olympic Sales, Inc., and Shelter Acquisition, Inc.

* Source: THE WALL STREET JOURNAL, January 2, 2004


LEFT TO RIGHT:

MICHAEL L. KLOFAS
VICE PRESIDENT

MICHAEL P. HERMSEN                            [PHOTO]
VICE PRESIDENT

RICHARD E. SPENCER, II
VICE PRESIDENT

MASSMUTUAL CORPORATE INVESTORS

THE OUTLOOK FOR 2004

In 2003, the equity markets closed the year on a positive note for the first time since 1999, giving investors a breath of relief. Does that mean that we can anticipate markets continuing to rise next year? Not necessarily. While economic indicators such as unemployment levels, manufacturing activity and consumer confidence looked promising at year-end, no one can predict the future with any degree of certainty. The Trust continues to employ the investment philosophy that has served it well since its inception: investing in companies which we believe to have a strong business proposition, solid cash flow and experienced, ethical management. This philosophy, combined with Babson's seasoned investment-management team and the Trust's financial position, all contribute to the Trust's being well-positioned for future investment opportunities that meet its investment objectives and policies.

While past performance is not an indicator of future returns, we believe the Trust's investment objectives and historical portfolio rates of return should continue to earn it consideration in a well-diversified investment portfolio. As always, I realize that you have myriad investment selections available to you, and I thank you for your investment in the Trust.

Sincerely,

/s/ Roger W. Crandall
------------------------
Roger W. Crandall
President

Cautionary Notice: Certain statements contained in this report to shareholders may be "forward looking" statements within the meaning of the Private Securities Litigation Act of 1995. These statements are not guarantees of future performance and actual results may differ materially from those forecasted.

2003             Record      Net Investment       Short-Term          Total
Dividends         Date           Income             Gains        Ordinary Income
--------------------------------------------------------------------------------
Regular          5/2/03          0.3600               -
                7/31/03          0.3600               -
               10/31/03          0.3600               -
               12/31/03          0.3600               -
Special        12/31/03          0.4000               -
--------------------------------------------------------------------------------
                                 1.8400               -               $1.84

The Trust did not have distributable net long-term capital gains in 2003.
--------------------------------------------------------------------------------

                   Qualified for Dividend                                Interest Earned on
Annual Dividend      Received Deduction*     Qualified Dividends**     U.S. Gov't. Obligations
    Amount                       Amount                  Amount                      Amount
  per Share         Percent    per Share    Percent    per Share      Percent       per Share
----------------------------------------------------------------------------------------------
    $1.84          20.57949%   0.378663     20.5668%   0.378429        0.00%         0.0000
----------------------------------------------------------------------------------------------

*   Not available to individual shareholders
**  Qualified dividends are reported in Box 1b on IRS Form 1099-Div for 2003

             FINANCIAL REPORT
             ------------------------------------------

             Consolidated Statements of Assets and Liabilities     8
             -------------------------------------------------------

             Consolidated Statements of Operations                 9
             -------------------------------------------------------

             Consolidated Statements of Cash Flows                10
             -------------------------------------------------------

             Consolidated Statements of Changes in Net Assets     11
             -------------------------------------------------------

             Consolidated Selected Financial Highlights           12
             -------------------------------------------------------

             Consolidated Schedule of Investments              13-35
             -------------------------------------------------------

             Notes to Consolidated Financial Statements        36-40
             -------------------------------------------------------

             Change in Independent Accountants                    41
             -------------------------------------------------------

             Interested Trustees                               42-43
             -------------------------------------------------------

             Independent Trustees                              44-46
             -------------------------------------------------------

             Officers of the Trust                                47
             -------------------------------------------------------

             Independent Auditors' Report                         48
             -------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


ASSETS:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $192,154,276)                                             $ 173,400,054
Corporate public securities at market value
(Cost - $27,015,987)                                                 27,635,952
Short-term securities at cost plus earned discount which
approximates market value                                             6,247,517
--------------------------------------------------------------------------------
                                                                  $ 207,283,523
================================================================================

Cash                                                                  9,049,441
Interest and dividends receivable                                     3,276,167
Receivable for investments sold                                       3,804,096
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      $ 223,413,227
================================================================================

LIABILITIES:
Dividend payable                                                  $   6,743,323
Management fee payable                                                  729,433
Note payable                                                         20,000,000
Interest payable                                                        187,711
Accrued expenses                                                        189,177
Accrued taxes payable                                                 1,777,469
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    29,627,113
================================================================================

NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
  number authorized                                                   8,872,793
Additional paid-in capital                                          101,792,458
Retained net realized gain on investments, prior years              100,547,585
Undistributed net investment income                                   1,372,693
Undistributed net realized loss on investments                         (665,158)
Net unrealized depreciation of investments                          (18,134,257)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    193,786,114
--------------------------------------------------------------------------------

TOTAL LIABILITIES AND NET ASSETS                                  $ 223,413,227
--------------------------------------------------------------------------------

COMMON SHARES ISSUED AND OUTSTANDING                                  8,872,793
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE                                               $ 21.84
--------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Interest                                                           $ 17,731,167
Dividends                                                               353,115
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              18,084,282
--------------------------------------------------------------------------------

EXPENSES:
Management fees                                                       2,841,758
Trustees' fees and expenses                                             110,029
Transfer agent/registrar's expenses                                      38,000
Interest                                                              1,515,500
Reports to shareholders                                                 134,800
Audit and legal                                                         276,500
Other                                                                   363,117
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                        5,279,704
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ($1.44 PER SHARE)                              12,804,578
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments before taxes                         6,751,186
Provision for income taxes                                           (1,761,469)
--------------------------------------------------------------------------------
Net realized gain on investments                                      4,989,717
Net change in unrealized depreciation of investments                 20,089,741
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                              25,079,458
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 37,884,036
--------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2003

NET INCREASE IN CASH:
Cash flows from operating activities:
Interest and dividends received                                    $ 16,807,182
Interest expense paid                                                (1,515,500)
Operating expenses paid                                              (3,576,788)
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            11,714,894
--------------------------------------------------------------------------------

Cash flows from investing activities:
Purchases/Proceeds/Maturities from short-term portfolio
  securities, net                                                     4,704,962
Purchase of portfolio securities                                   (108,740,566)
Proceeds from disposition of portfolio securities                   111,875,694
--------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                             7,840,090
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES              19,554,984
--------------------------------------------------------------------------------

Cash flows from financing activities:
Increase in receipts for shares issued on reinvestment
  of dividends                                                        1,167,125
Cash dividends paid from net investment income                      (12,724,046)
--------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                              (11,556,921)
--------------------------------------------------------------------------------

Net increase in cash                                                  7,998,063
Cash - beginning of year                                              1,051,378
--------------------------------------------------------------------------------
CASH - END OF YEAR                                                  $ 9,049,441
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 37,884,036
--------------------------------------------------------------------------------
Increase in investments                                             (17,771,769)
Decrease in interest and dividends receivable                            42,216
Increase in receivable for investments sold                          (2,548,527)
Increase in management fee payable                                       85,662
Increase in accrued expenses                                             85,897
Increase in accrued taxes payable                                     1,777,469
--------------------------------------------------------------------------------
TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                     (18,329,052)
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES            $ 19,554,984
--------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                         2003          2002
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income                                $ 12,804,578  $ 13,504,732
Net realized gain (loss) on investments                 4,989,717    (2,296,178)
Net change in unrealized depreciation of investments   20,089,741    (2,951,901)
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations   37,884,036     8,256,653


Net increase in shares of beneficial
  interest transactions                                 1,167,125     1,885,841

Dividends to shareholders from:
Net investment income (2003-$1.84 per share;
  2002-$1.44 per share)                               (16,293,478)  (12,611,444)
Net realized gains on investments
  (2002-$.18 per share)                                         -    (1,615,166)
--------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                22,757,683    (4,084,116)

Net Assets, beginning of year                         171,028,431   175,112,547
--------------------------------------------------------------------------------

NET ASSETS, END OF YEAR (INCLUDING
  UNDISTRIBUTED NET INVESTMENT INCOME
  IN 2003 - $1,372,693; 2002 - $1,825,555)           $193,786,114  $171,028,431
--------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH COMMON SHARE OUTSTANDING:

For the years ended December 31,            2003      2002      2001      2000      1999

NET ASSET VALUE: BEGINNING OF YEAR        $ 19.40   $ 20.07   $ 20.74   $ 22.00   $ 23.87
-------------------------------------------------------------------------------------------
Net investment income                        1.44      1.53      1.70      1.96      1.80
Net realized and unrealized
gain (loss) on investments                   2.83     (0.59)    (0.53)    (0.46)    (0.94)
-------------------------------------------------------------------------------------------

Total from investment operations             4.27      0.94      1.17      1.50      0.86
-------------------------------------------------------------------------------------------

Dividends from net investment
income to common shareholders               (1.84)    (1.44)    (1.79)    (1.96)    (1.73)
-------------------------------------------------------------------------------------------

Dividends from net realized gain on
  investments to common shareholders         0.00     (0.18)    (0.09)    (0.80)    (1.00)


Change from issuance of shares               0.01      0.01      0.04      0.00      0.00
-------------------------------------------------------------------------------------------
Total distributions                         (1.83)    (1.61)    (1.84)    (2.76)    (2.73)
-------------------------------------------------------------------------------------------
NET ASSET VALUE: END OF YEAR              $ 21.84   $ 19.40   $ 20.07   $ 20.74   $ 22.00
-------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE: END OF YEAR       $ 22.90   $ 19.49   $ 20.70   $ 22.00   $ 21.38
-------------------------------------------------------------------------------------------

Total investment return
Market value                               27.53%     1.35%     1.88%    17.55%     7.35%
Net asset value                            22.61%     4.80%     5.91%     7.28%     7.53%

Net assets (in millions):
End of year                              $ 193.79  $ 171.03  $ 175.11  $ 178.13  $ 188.96

Ratio of operating expenses
to average net assets                       2.04%     1.82%     1.72%     1.47%     1.30%

Ratio of interest expense
to average net assets                       0.82%     0.86%     0.84%     0.58%     0.52%

Ratio of total expenses
to average net assets                       2.86%     2.68%     2.56%     2.05%     1.82%

Ratio of net investment income
to average net assets                       6.95%     7.65%     8.20%     8.56%     7.63%

Portfolio turnover                         56.10%    34.02%    24.48%    59.75%    68.04%

See Notes To Consolidated Financial Statements.

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES - 89.48% (A)                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENT INVESTMENTS - 77.05%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.

12.5% Subordinated Note due 2010                                         $ 2,125,000        2/29/00    $ 1,900,805     $ 2,119,533
Warrant, exercisable until 2010, to purchase
common stock at $.02 per share (B)                                          364 shs.        2/29/00        307,759         192,198
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,208,564       2,311,731
----------------------------------------------------------------------------------------------------------------------------------

AMERICA'S BODY COMPANY, INC.
A designer and manufacturer of commercial work vehicles.

12% Preferred Stock Series C (B)                                            395 shs.       12/16/03      1,750,000       1,750,000
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                           58 shs.              *        513,334               1
----------------------------------------------------------------------------------------------------------------------------------
* 11/2/98 AND 12/16/03                                                                                   2,263,334       1,750,001
----------------------------------------------------------------------------------------------------------------------------------

AMES TRUE TEMPER GROUP
A manufacturer and distributor of non-powered lawn and garden tools and accessories in North America.

13% Senior Subordinated Note due 2010                                    $ 1,888,889        1/14/02      1,883,871       1,992,777
10% Preferred Stock                                                         161 shs.             **        161,093         172,555
Class A Common Stock (B)                                                  2,105 shs.        2/28/02          2,105           2,105
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                        5,018 shs.        1/14/02          5,018              50
----------------------------------------------------------------------------------------------------------------------------------
** 2/28/02 AND 11/15/02.                                                                                 2,052,087       2,167,487
----------------------------------------------------------------------------------------------------------------------------------

BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and gas distribution systems.

Senior Secured Tranche A Floating Rate Note due 2008                       $ 992,756         4/9/02        992,756         987,048
12% Senior Secured Note due 2010                                           $ 721,196         4/9/02        609,600         741,964
Limited Partnership Interest of Riverside Capital
Appreciation Fund IV, L.P. (B)                                            1.12% int.         4/9/02        152,329         137,096
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                        1,390 shs.         4/9/02        127,497              14
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,882,182       1,866,122
----------------------------------------------------------------------------------------------------------------------------------

BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated products sold primarily to the Canadian market.

Secured Floating Rate Note due 2010 (B)                                  $ 3,505,090         5/2/03        525,764          35,051
Limited Partnership Interest of
CM Equity Partners (B)                                                    6.01% int.       12/22/97        833,182             --
Common Stock (B)                                                        930,000 shs.         5/2/03            930             --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,359,876          35,051
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.

14% Redeemable Preferred Stock                                              997 shs.        9/30/99      $ 545,858       $ 108,991
Convertible Preferred Stock Series A and B, convertible
into common stock at $9.26 per share (B)                                126,003 shs.       12/19/96      1,166,700             --
Common Stock (B)                                                         20,027 shs.        9/30/99        799,068             --
Warrants, exercisable until 2005 and 2010, to
purchase common stock at $.01 per share (B)                              11,399 shs.              *        128,502             --
----------------------------------------------------------------------------------------------------------------------------------
*12/19/96 AND 9/30/99.                                                                                   2,640,128         108,991
----------------------------------------------------------------------------------------------------------------------------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems to the corrugated sheet and container industry.

9.5% Senior Secured Term Note due 2007                                   $ 1,233,434        9/13/02      1,233,434       1,235,048
11% Senior Subordinated Note due 2010                                      $ 838,102        9/13/02        787,132         841,757
Common Stock (B)                                                        316,265 shs.        9/13/02        316,265         253,012
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                      137,175 shs.        9/13/02         60,250           1,372
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,397,081       2,331,189
----------------------------------------------------------------------------------------------------------------------------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the retail and food service markets.

8% Junior Subordinated Convertible
Note due 2004, convertible into partnership
points at $1,388.89 per point                                              $ 108,108        9/29/95        108,108         113,276
Warrant, exercisable until 2006, to purchase
partnership points at $.01 per point (B)                                     39 pts.        9/29/95         50,261             --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           158,369         113,276
----------------------------------------------------------------------------------------------------------------------------------

CAPESUCCESS LLC
A provider of diversified staffing services.

Preferred Membership Interests (B)                                        1,882 uts.        4/29/00          8,396             420
Common Membership Interests (B)                                          24,318 uts.        4/29/00        108,983           5,442
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           117,379           5,862
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceuticals products.

Common Stock (B)                                                            109 shs.             **            503             403
----------------------------------------------------------------------------------------------------------------------------------
**12/30/97 AND 5/29/99.
----------------------------------------------------------------------------------------------------------------------------------

14

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.

8.75% Senior Secured Term Note due 2010                                    $ 570,652        4/30/03      $ 570,652       $ 573,538
11.5% Senior Subordinated Note due 2011                                    $ 424,819        4/30/03        386,044         428,169
Common Stock (B)                                                        126,812 shs.        4/30/03        126,812         114,131
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                       87,672 shs.        4/30/03         40,804             877
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,124,312       1,116,715
----------------------------------------------------------------------------------------------------------------------------------

COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.

Senior Secured Floating Rate Revolving Credit Facility due 2006            $ 129,630         1/7/02        129,630         124,572
Senior Secured Floating Rate Tranche A Note due 2007                     $ 1,101,852        6/26/01      1,101,852       1,043,520
12% Senior Secured Tranche B Note due 2008                                 $ 648,148        6/26/01        588,521         644,586
Limited Partnership Interest (B)                                          6.38% int.        6/26/01        324,074         259,259
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                      107,036 shs.        6/26/01         79,398           1,070
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,223,475       2,073,007
----------------------------------------------------------------------------------------------------------------------------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and accessories.

12.5% Senior Subordinated Note due 2008                                  $ 1,593,750        9/22/00      1,398,796       1,517,637
28% Preferred Stock                                                          71 shs.        11/2/01         70,833          69,314
Common Stock (B)                                                          1,429 shs.        9/22/00        531,250         265,624
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                          843 shs.        9/22/00        265,625               8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,266,504       1,852,583
----------------------------------------------------------------------------------------------------------------------------------

CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.

12% Senior Subordinated Note due 2007                                    $ 3,863,636              *      3,705,900       3,477,272
Common Stock (B)                                                             56 shs.              *         96,591          48,291
Limited Partnership Interest (B)                                         19.32% int.              *        285,769         143,384
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                          183 shs.              *        297,203         157,789
----------------------------------------------------------------------------------------------------------------------------------
*3/5/99 AND 3/24/99.                                                                                     4,385,463       3,826,736
----------------------------------------------------------------------------------------------------------------------------------

DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of industries.

Convertible Preferred Stock, convertible into common
stock at $12.16 per share (B)                                             3,514 shs.        10/5/01        427,153         432,315
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of industrial magnets and subassemblies in North America and Europe.

12% Senior Subordinated Note due 2006                                    $ 1,231,884        7/19/01    $ 1,100,844     $ 1,179,193
Common Stock (B)                                                            585 shs.        7/19/01        585,145         409,605
Warrant, exercisable until 2006, to purchase
common stock at $.01 per share (B)                                          297 shs.        7/19/01        250,611               3
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,936,600       1,588,801
----------------------------------------------------------------------------------------------------------------------------------

DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic, non-invasive medical devices used for respiratory care.

Senior Secured Floating Rate Revolving Credit Note due 2007                 $ 49,219        8/26/03         49,219          49,219
Senior Secured Floating Rate Tranche A Note due 2008                       $ 988,475         2/8/01        988,475         973,248
12% Senior Secured Tranche B Note due 2009                                 $ 451,173         2/8/01        386,721         437,495
Limited Partnership Interest of Riverside Capital
Appreciation Fund III, L.P. (B)                                           2.73% int.         2/8/01        163,896         236,010
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                          927 shs.         2/8/01         82,030         155,783
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,670,341       1,851,755
----------------------------------------------------------------------------------------------------------------------------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.

12% Senior Subordinated Note due 2007                                    $ 3,355,267       12/22/99      3,092,814       3,388,820
8% Convertible Class B Subordinated
Promissory Note due 2008                                                    $ 96,598       12/22/99         96,504          99,109
Class B Common Stock (B)                                                 26,097 shs.       12/22/99        260,965         730,703
Limited Partnership Interest (B)                                          8.70% int.       12/22/99        548,920       1,152,720
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                       45,255 shs.       12/22/99        413,816       1,267,139
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         4,413,019       6,638,491
----------------------------------------------------------------------------------------------------------------------------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.

Membership Interests of MM/Lincap
Diversco Investments Ltd. LLC (B)                                        27.19% int.        8/27/98        734,090             --
Preferred Stock (B)                                                       3,278 shs.       12/14/01      2,784,133       1,113,655
Warrants, exercisable until 2011, to purchase common
stock of DHI Holdings, Inc. at $.01 per share (B)                        13,352 shs.              *        403,427             --
----------------------------------------------------------------------------------------------------------------------------------
*10/24/96 AND 8/28/98.                                                                                   3,921,650       1,113,655
----------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.

14% Senior Subordinated Note due 2011                                    $ 1,859,375       10/30/03    $ 1,674,909     $ 1,792,138
Common Stock                                                              2,656 shs.       10/30/03        265,600         239,040
Warrant, excercisable until 2011, to purchase common
stock at $.01 per share (B)                                               2,034 shs.       10/30/03        186,469              20
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,126,978       2,031,198
----------------------------------------------------------------------------------------------------------------------------------

EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood windows and doors.

12% Senior Subordinated Note due 2010                                    $ 1,900,000         5/6/02      1,649,490       1,976,000
Common Stock (B)                                                            225 shs.         5/6/02        225,000         202,500
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                          441 shs.         5/6/02        285,000         396,612
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,159,490       2,575,112
----------------------------------------------------------------------------------------------------------------------------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.

Limited Partnership Interest (B)                                          0.14% int.         1/1/01         29,976          27,148
----------------------------------------------------------------------------------------------------------------------------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.

13% Senior Subordinated Note due 2005 (B)                                $ 1,593,750        9/17/02      1,349,781         956,250
Limited Partnership Interest (B)                                          1.32% int.        3/30/00        531,250           5,312
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                          478 shs.        3/30/00        255,000               5
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,136,031         961,567
----------------------------------------------------------------------------------------------------------------------------------

EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam cleaning and small kitchen products and appliances.

13.25% Senior Subordinated Note due 2011                                 $ 2,125,000         9/9/03      2,090,024       2,162,843
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                       43,878 shs.         9/9/03         35,641             439
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,125,665       2,163,282
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.

Senior Secured Tranche A Floating Rate Note due 2004                       $ 242,000        1/21/03      $ 242,000       $ 242,000
Senior Secured Tranche A Floating Rate Note due 2006 (B)                   $ 974,300         3/2/98        974,300         243,575
8.85% Senior Secured Tranche A Note due 2006 (B)                           $ 974,300         3/2/98        974,300         243,575
11.75% Senior Secured Tranche B Note due 2006 (B)                          $ 700,000         3/2/98        642,897         175,000
Senior Secured Floating Rate Revolving Credit
Facility due 2006 (B)                                                      $ 984,242         3/2/98        984,242         246,061
Convertible Preferred Stock, convertible on a one share
for one share basis into non-voting common stock (B)                    293,071 shs.        1/21/03              1               3
Limited Partnership Interest of CM Equity Partners (B)                    2.24% int.        2/11/98        126,648             --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         3,944,388       1,150,214
----------------------------------------------------------------------------------------------------------------------------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance industry and a provider of occupational health testing.

12% Senior Subordinated Note due 2007                                    $ 2,109,637        3/16/99      2,015,634       1,720,008
Limited Partnership Interest (B)                                         13.14% int.         3/2/99      2,140,363       1,284,217
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                       77,233 shs.        3/16/99        175,803             772
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         4,331,800       3,004,997
----------------------------------------------------------------------------------------------------------------------------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of purchase displays and signage in retail environments.

12.5% Senior Subordinated Note due 2007                                  $ 3,650,000       12/22/99      3,353,617       3,650,000
Class B Common Stock (B)                                                    600 shs.       12/22/99        600,000       1,544,358
Warrant, exercisable until 2007, to purchase
common stock at $.02 per share (B)                                          589 shs.       12/22/99        462,927       1,515,339
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         4,416,544       6,709,697
----------------------------------------------------------------------------------------------------------------------------------

G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair and operating supplies such as fasteners, electrical components and tools.

12% Senior Subordinated Note due 2008 (B)                                $ 1,725,000         3/2/00      1,451,784       1,293,750
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                          880 shs.         3/2/00        347,288             --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,799,072       1,293,750
----------------------------------------------------------------------------------------------------------------------------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral homes in the United States.

16.5% Senior Subordinated Note due 2007 (B)                              $ 3,802,712              *      3,697,924         380,271
Warrant, exercisable until 2007, to purchase
common stock at $1 per share (B)                                        338,280 shs.              *         48,447             --
----------------------------------------------------------------------------------------------------------------------------------
*1/25/99 AND 7/16/99.                                                                                    3,746,371         380,271
----------------------------------------------------------------------------------------------------------------------------------

18

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.

Series A Preferred Units (B)                                              1.19% int.        7/21/94      $ 398,280        $ 19,008
----------------------------------------------------------------------------------------------------------------------------------

HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.

Senior Secured Floating Rate Revolving Note due 2006                       $ 428,207        6/12/96        428,207         428,206
Senior Secured Floating Rate Note due 2006                                 $ 652,500             **        652,500         652,500
12% Senior Subordinated Note due 2006                                    $ 1,350,000        3/31/03      1,350,000       1,349,116
Warrant, exercisable until 2006, to purchase
common stock at $.01 per share (B)                                        4,771 shs.            ***        225,000         700,722
----------------------------------------------------------------------------------------------------------------------------------
**6/12/96 AND 8/3/01. *** 6/12/96 AND 1/19/00.                                                           2,655,707       3,130,544
----------------------------------------------------------------------------------------------------------------------------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.

11% Senior Secured Note due 2007                                         $ 1,359,541         6/1/00      1,359,541       1,261,992
13% Senior Secured Note due 2007                                           $ 261,838        2/28/03        261,838         242,752
Common Stock (B)                                                            228 shs.         6/1/00        262,200         131,100
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,883,579       1,635,844
----------------------------------------------------------------------------------------------------------------------------------

JASON, INC.
A diversified manufacturing company serving various industrial markets.

13% Senior Subordinated Note due 2008                                      $ 963,687         8/4/00        879,492         910,874
14% Cumulative Redeemable Preferred Stock Series A (B)                      289 shs.         8/4/00        289,224         269,735
Limited Partnership Interests of
Saw Mill Capital Fund II, L.P. (B)                                        2.50% int.         8/3/00        886,451         443,253
Warrants, exercisable until 2008 and 2009, to purchase
common stock at $.01 per share (B)                                       50,870 shs.         8/4/00        115,412             509
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,170,579       1,624,371
----------------------------------------------------------------------------------------------------------------------------------

KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and notions to consumers.

Senior Secured Floating Rate Revolving Note Due 2005                        $ 91,732        6/16/00         91,732          91,420
Senior Secured Floating Rate Tranche A Note due 2007                       $ 889,800        6/16/00        889,800         879,581
12% Senior Secured Tranche B Note due 2008                                 $ 550,392        6/16/00        519,108         572,408
Limited Partnership Interest of
Riverside XVI Holding Company, L.P. (B)                                   5.29% int.        6/12/00        333,490         300,132
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                        1,108 shs.        6/12/00         45,866              11
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,879,996       1,843,552
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.

12.5% Senior Subordinated Note due 2009                                  $ 1,817,435        4/30/01    $ 1,817,435     $ 1,807,665
Preferred Stock (B)                                                         307 shs.        4/30/01        307,000         614,000
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                          269 shs.        4/30/01             14               3
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,124,449       2,421,668
----------------------------------------------------------------------------------------------------------------------------------

LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.

12% Senior Subordinated Note due 2007                                    $ 1,669,643        9/25/00      1,434,677       1,703,036
Common Stock (B)                                                        455,357 shs.        9/25/00        455,357         409,821
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                      405,485 shs.        9/25/00        348,348           4,055
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,238,382       2,116,912
----------------------------------------------------------------------------------------------------------------------------------

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external accessories for new and used sport utility vehicles, trucks and vans.

12.5% Senior Subordinated Note due 2006                                  $ 3,845,000              *      3,423,055       3,845,000
Common Stock (B)                                                          5,800 shs.              *        406,003         203,000
Warrant, exercisable until 2006, to purchase
common stock at $.11 per share (B)                                       15,572 shs.              *        602,127         545,020
----------------------------------------------------------------------------------------------------------------------------------
*12/23/98 AND 1/28/99.                                                                                   4,431,185       4,593,020
----------------------------------------------------------------------------------------------------------------------------------

MEDASSIST, INC.
A provider of patient eligibility and accounts receivable management services to hospitals and physician practices.

12% Senior Subordinated Note due 2011                                    $ 2,125,000         5/1/03      2,086,358       2,122,924
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)                                       83,214 shs.         5/1/03         40,675             832
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,127,033       2,123,756
----------------------------------------------------------------------------------------------------------------------------------

MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.

Senior Secured Floating Rate Revolving Note due 2005                        $ 67,240        9/21/00         67,240          60,516
Senior Secured Floating Rate Tranche A Note due 2007                     $ 1,109,460        9/21/00      1,109,460         998,513
12% Senior Secured Tranche B Note due 2008                                 $ 420,250        9/21/00        391,322         378,225
Limited Partnership Interest of
Riverside Capital Appreciation Fund I, L.P. (B)                           7.47% int.              *        311,481         155,733
Warrant, exercisable until 2008, to purchase
common stock at $100 per share (B)                                          463 shs.        9/21/00         40,344               5
----------------------------------------------------------------------------------------------------------------------------------
* 9/20/00 AND 5/23/02.                                                                                   1,919,847       1,592,992
----------------------------------------------------------------------------------------------------------------------------------

20

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located
in Oklahoma and Texas.

11.5% Subordinated Note due 2011                                           $ 566,667       12/11/02      $ 471,201       $ 583,419
8.5% Redeemable Preferred Stock                                         155,833 shs.       12/11/02      1,108,087       1,110,297
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)                                       18,425 shs.       12/11/02        553,539         414,562
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,132,827       2,108,278
----------------------------------------------------------------------------------------------------------------------------------

NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and sportswear to schools.

12.5% Senior Subordinated Note due 2011                                  $ 1,062,500        1/31/03        892,201       1,055,028
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                          212 shs.        1/31/03        180,625               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,072,826       1,055,030
----------------------------------------------------------------------------------------------------------------------------------

NPC, INC.
A manufacturer of flexible connectors and equipment used in the installation of sewers and storm drain pipelines.

Senior Secured Floating Rate Revolving Note due 2006                       $ 374,276        6/25/99        374,276         364,071
Senior Secured Floating Rate Note due 2006                               $ 2,224,576        6/25/99      2,224,525       2,161,396
12% Senior Secured Tranche B Note due 2007                                 $ 978,814        6/25/99        895,896         975,205
Limited Partnership Interest of Riverside XIII
Holding Company L.P. (B)                                                  3.38% int.        6/11/99        296,883         221,438
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                          201 shs.        6/25/99        142,373               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         3,933,953       3,722,112
----------------------------------------------------------------------------------------------------------------------------------

NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.

9% Senior Secured Note due 2009                                            $ 812,500        1/28/02        812,500         839,836
11.5% Senior Subordinated Note due 2012                                  $ 1,500,000        1/28/02      1,356,580       1,550,299
Common Stock (B)                                                        312,500 shs.        1/28/02        312,500         326,250
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)                                      243,223 shs.        1/28/02        162,045         251,736
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,643,625       2,968,121
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon,
California and British Columbia.

12% Senior Subordinated Note due 2006                                    $ 2,774,000         8/7/98    $ 2,632,214     $ 2,431,692
12% Senior Subordinated Note due 2008 $                                      307,071         2/9/00        283,097         250,539
Limited Partnership Interest of Riverside VIII,
VIII-A and VIII-B Holding Company, L.P. (B)                           1,555,729 uts.              *      1,555,729         798,930
Warrants, exercisable until 2007and 2008, to purchase
common stock at $.01 per share (B)                                       28,648 shs.             **        389,188             287
----------------------------------------------------------------------------------------------------------------------------------
*8/7/98, 2/23/99, 12/22/99 AND 2/25/03. **8/7/98 AND 2/9/00.                                             4,860,228       3,481,448
----------------------------------------------------------------------------------------------------------------------------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.

12% Senior Subordinated Note due 2008                                    $ 2,125,000       12/19/00      1,927,271       2,188,750
Membership Interests of MM/Lincap
PPI Investments, Inc., LLC (B)                                            2.42% int.       12/21/00        265,625         265,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,192,896       2,454,375
----------------------------------------------------------------------------------------------------------------------------------

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and a provider of custom patio rooms and porch enclosures.

12% Senior Subordinated Notes due 2009                                   $ 1,965,000        1/29/01      1,764,366       1,965,000
Common Stock (B)                                                            115 shs.        1/29/01        115,000         322,000
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                          325 shs.        1/29/01        264,519         909,944
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,143,885       3,196,944
----------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in arranging and negotiating contracts for the purchase of pharmaceutical goods and medical equipment.

10.5% Senior Secured Note due 2005                                          $ 34,553       11/30/95         34,553          36,170
10.5% Senior Secured Convertible Note due 2005,
convertible into common stock at $50,000 per share                         $ 195,000       11/30/95        195,000         303,868
Common Stock                                                                  6 shs.       11/30/95        337,500         478,101
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           567,053         818,139
----------------------------------------------------------------------------------------------------------------------------------

P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor, accessories and other similar consumer products.

12.5% Senior Subordinated Note due 2010                                  $ 2,125,000       10/25/02      1,845,914       2,210,000
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                          351 shs.       10/25/02        296,747               4
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,142,661       2,210,004
----------------------------------------------------------------------------------------------------------------------------------

22

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the
hay bailing marketplace.
----------------------------------------------------------------------------------------------------------------------------------
8% Senior Subordinated Note due 2010 (B)                                   $ 743,750        9/27/02      $ 743,722       $ 260,312
----------------------------------------------------------------------------------------------------------------------------------

PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls.

Senior Secured Floating Rate Revolving Credit
Facility due 2003                                                          $ 896,500        7/22/96        896,500         896,500
Senior Secured Floating Rate Term Note
due 2003                                                                 $ 1,149,150        7/22/96      1,149,150       1,149,150
12% Senior Secured Term Note due 2004                                      $ 489,000        7/22/96        481,739         489,000
8% Preferred Stock (B)                                                      374 shs.        7/22/96        231,964             --
Common Stock (B)                                                            599 shs.        7/22/96         28,978             --
Warrant, exercisable until 2004, to purchase
common stock at $.01 per share (B)                                          322 shs.        7/22/96         97,800             --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,886,131       2,534,650
----------------------------------------------------------------------------------------------------------------------------------

PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed chemicals for the fertilizer, asphalt and concrete industries.

Common Membership Interests                                               9,863 uts.              *              4             --
----------------------------------------------------------------------------------------------------------------------------------
*7/31/97 AND 1/4/99.                                                                                             4             --
----------------------------------------------------------------------------------------------------------------------------------

PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
----------------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                        729,946 shs.         7/9/02      3,500,003          13,139
----------------------------------------------------------------------------------------------------------------------------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.

9.8% Redeemable Exchangeable Preferred Stock (B)                          1,004 shs.        8/12/94        100,350             --
Common Stock (B)                                                          2,600 shs.             **        126,866             --
----------------------------------------------------------------------------------------------------------------------------------
**11/14/01 AND 8/12/94.                                                                                    227,216             --
----------------------------------------------------------------------------------------------------------------------------------

PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe and tubing in the United States.

14% Senior Subordinated Note due 2007                                    $ 3,574,133        9/16/99      3,571,115       2,501,892
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                      197,040 shs.        9/16/99              1         432,503
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         3,571,116       2,934,395
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and
cultured marble bathroom products.

12.5% Senior Subordinated Notes due 2011                                 $ 1,062,500       11/14/03      $ 940,422     $ 1,059,380
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                          140 shs.       11/14/03        122,946               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,063,368       1,059,381
----------------------------------------------------------------------------------------------------------------------------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which manufactures and distributes generic injectable drugs and eye products.

12% Senior Subordinated Note due 2009                                    $ 2,125,000        4/19/02      2,009,744       2,210,000
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                       51,088 shs.        4/19/02        138,052         246,449
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,147,796       2,456,449
----------------------------------------------------------------------------------------------------------------------------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.

Senior Secured Floating Rate Revolving Note due 2006                        $ 94,221         5/1/03         94,221          96,537
Senior Secured Floating Rate Tranche A Note due 2007                     $ 1,743,088         6/2/99      1,743,088       1,743,088
12% Senior Secured Tranche B Note Due 2007                               $ 1,130,652         6/2/99      1,130,652       1,130,652
Class B Common Stock (B) 1,480 shs. 6/2/99 256,212 495,007
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         3,224,173       3,465,284
----------------------------------------------------------------------------------------------------------------------------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles used in consumer products.

12% Senior Subordinated Note due 2009                                    $ 2,125,000        6/13/02      1,969,750       2,184,500
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                        2,011 shs.        6/13/02        182,023         130,764
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,151,773       2,315,264
----------------------------------------------------------------------------------------------------------------------------------

SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout the Midwest.

12.5% Senior Subordinated Note due 2008                                  $ 1,517,857         8/1/02      1,335,935       1,535,310
Common Stock (B)                                                        758,929 shs.              *        758,929         683,036
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                      263,444 shs.         8/1/02        216,446           2,634
----------------------------------------------------------------------------------------------------------------------------------
* 8/1/02 AND 1/17/03                                                                                     2,311,310       2,220,980
----------------------------------------------------------------------------------------------------------------------------------

SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded polyethylene containers.

12.25% Senior Subordinated Note due 2007                                 $ 3,125,000        12/6/99      2,854,719       3,156,250
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                          513 shs.        12/6/99        426,136          77,187
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         3,280,855       3,233,437
----------------------------------------------------------------------------------------------------------------------------------

24

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.

Limited Partnership Interest of MHD Holdings LLC (B)                      1.43% int.        8/29/00      $ 525,155       $ 367,609
----------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.

12% Senior Subordinated Note due 2008                                    $ 3,875,000        1/14/00      3,445,195       3,861,681
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                      106,539 shs.        1/14/00        658,751             --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         4,103,946       3,861,681
----------------------------------------------------------------------------------------------------------------------------------

SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic injection molding process.

12% Senior Subordinated Note due 2007                                    $ 1,841,667        8/21/03      1,762,024       1,850,989
Limited Partnership Interest (B)                                          0.61% int.        8/20/03        283,333         255,000
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                       86,780 shs.        8/21/03         85,000             868
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,130,357       2,106,857
----------------------------------------------------------------------------------------------------------------------------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.

13% Senior Subordinated Note due 2009                                    $ 2,712,000         2/5/98      2,460,207       2,712,000
Common Stock (B)                                                            630 shs.         2/4/98        630,000         570,856
Warrant, exercisable until 2006, to purchase
common stock at $.01 per share (B)                                          444 shs.         2/5/98        368,832         402,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         3,459,039       3,685,169
----------------------------------------------------------------------------------------------------------------------------------

TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the Columbia/Snake River system.

17% Preferred Stock (B)                                                     560 shs.       12/23/02        560,000         532,000
Convertible Preferred Stock, convertible into                             1,120 shs.        7/25/96      1,120,000         896,000
common stock at $1,000 per share (B)
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                          474 shs.        7/25/96         48,216         379,008
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,728,216       1,807,008
----------------------------------------------------------------------------------------------------------------------------------

TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic fasteners and assembly components.

12.75% Senior Subordinated Note due 2008                                 $ 1,875,000        12/6/01      1,439,687       1,893,750
Membership Interests (B)                                                  1.34% int.        12/6/01        685,313         225,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,125,000       2,118,750
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
TOMAH HOLDINGS, INC.
A producer of specialty chemicals.

16% Senior Subordinated Note due 2011                                    $ 1,416,667        12/8/03    $ 1,363,537     $ 1,381,572
16% Preferred Stock Series A (B)                                             37 shs.        12/8/03        631,630         616,282
Common Stock (B)                                                          5,269 shs.        12/8/03        131,471         118,323
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,126,638       2,116,177
----------------------------------------------------------------------------------------------------------------------------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support equipment for the business, commuter and commercial aviation markets.

10.5% Senior Secured Term Note due 2008                                  $ 1,974,022        1/20/00      1,974,022       1,936,643
12% Senior Subordinated Note due 2010                                    $ 1,326,500        1/20/00      1,255,055       1,267,989
Common Stock (B)                                                        227,400 shs.        1/20/00        227,400         181,920
Warrant, exercisable until 2010, to purchase
common stock at $1 per share (B)                                        260,563 shs.        1/20/00         98,540           2,606
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         3,555,017       3,389,158
----------------------------------------------------------------------------------------------------------------------------------

TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.

12.5% Senior Subordinated Note due 2010                                  $ 1,062,500        4/11/03        973,262       1,059,772
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                        5,781 shs.        4/11/03         95,625              58
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,068,887       1,059,830
----------------------------------------------------------------------------------------------------------------------------------

TVI, INC.
A retailer of used clothing in the United States, Canada and Australia.

15.971% Senior Subordinated Note due 2008                                $ 2,092,038         5/2/00      2,048,945       2,207,923
Common Stock (B)                                                        354,167 shs.         5/2/00        354,167         247,917
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,403,112       2,455,840
----------------------------------------------------------------------------------------------------------------------------------

U S M HOLDINGS CORP.
A provider of facility maintenance services to retail and corporate clients with multiple locations.

12% Senior Subordinated Note due 2011                                    $ 1,789,474         8/6/03      1,499,360       1,775,450
Preferred Stock (B)                                                       3,345 shs.         8/6/03        334,494         301,045
Common Stock (B)                                                          1,032 shs.         8/6/03          1,032             929
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                          949 shs.         8/6/03        298,198               9
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,133,084       2,077,433
----------------------------------------------------------------------------------------------------------------------------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.

Series A Preferred Units (B)                                              0.13% int.        12/2/96              1               2
----------------------------------------------------------------------------------------------------------------------------------

26

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.

12% Senior Subordinated Note due 2008                                    $ 2,045,265       12/18/00    $ 1,921,422     $ 2,069,808
Limited Partnership Interest of Riverside VI
Holding Company, L.P. (B)                                                 4.80% int.              *        351,323         316,186
Limited Partnership Interest of Riverside
Capital Appreciation Fund II L.P. (B)                                     1.72% int.       12/18/00         79,735          71,762
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                          308 shs.             **        227,729               3
----------------------------------------------------------------------------------------------------------------------------------
*12/30/97 AND 9/9/99. **1/2/98 AND 12/18/00.                                                             2,580,209       2,457,759
----------------------------------------------------------------------------------------------------------------------------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related services to retailers.

12.5% Senior Subordinated Note due 2008                                  $ 1,646,881        11/3/00      1,610,978       1,639,892
Senior Preferred Stock (B)                                                4,692 shs.        11/1/00        469,160         443,296
Class B Common Stock (B)                                                  8,959 shs.        11/1/00          8,959           8,063
Warrant, exercisable until 2008, to purchase
common stock at $.01 per share (B)                                        3,979 shs.        11/3/00         49,804              40
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,138,901       2,091,291
----------------------------------------------------------------------------------------------------------------------------------

WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission components for the agricultural, lawn and turf industries.

13.25% Senior Subordinated Note due 2010                                 $ 2,023,810         2/4/03      1,827,070       2,067,277
Limited Partnership Interest (B)                                          1.55% int.         2/3/03        101,190          80,952
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                          256 shs.         2/4/03        209,829               3
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,138,089       2,148,232
----------------------------------------------------------------------------------------------------------------------------------

W E C COMPANY, INC.
A maker of attachments for prime moving equipment.

Common Stock (B)                                                          5,938 shs.       12/31/01        800,000         159,990
----------------------------------------------------------------------------------------------------------------------------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products, systems and services for electrical transformer equipment manufacturers.

20% Senior Subordinated Secured Note due 2009                            $ 2,352,484        11/9/01      2,431,334       2,320,749
----------------------------------------------------------------------------------------------------------------------------------

TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $168,337,778    $149,314,351
==================================================================================================================================

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                         INTEREST       DUE         SHARES OR
CORPORATE RESTRICTED SECURITIES:(A) (CONTINUED)            RATE         DATE     PRINCIPAL AMOUNT       COST          FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------------
RULE 144A SECURITIES - 12.43%: (A)
BONDS - 11.02%
A E S Corporation                                         9.000%      05/15/15      $ 200,000        $ 200,000        $ 226,000
A E S Corporation                                         8.750       05/15/13        200,000          200,000          223,500
Calpine Corporation                                       8.750       07/15/13        500,000          465,000          487,500
Chesapeake Energy Corporation                             6.875       01/15/16        500,000          494,885          515,000
Cincinnati Bell, Inc.                                     8.375       01/15/14        100,000          100,000          107,500
Dana Credit Corporation                                   8.375       08/15/07        500,000          500,000          537,500
Dex Media West                                            9.875       08/15/13        500,000          500,000          581,250
Dollar Financial Group                                    9.750       11/15/11        600,000          600,000          621,000
Dominos, Inc.                                             8.250       07/01/11        400,000          397,112          428,500
Esterline Technologies                                    7.750       06/15/13        200,000          200,000          215,000
Gencorp, Inc.                                             9.500       08/15/13        400,000          400,000          415,000
General Nutrition Center                                  8.500       12/01/10        800,000          800,000          820,000
Great Lakes Dredge & Dock Corporation                     7.750       12/15/13        250,000          250,000          257,188
Huntsman LLC                                             11.625       10/15/10        500,000          494,075          510,000
IMAX Corporation                                          9.625       12/01/10        500,000          500,000          525,625
Intrawest Corporation                                     7.500       10/15/13        500,000          500,000          520,000
Koppers, Inc.                                             9.875       10/15/13      1,200,000        1,200,000        1,323,000
Land O' Lakes, Inc.                                       9.000       12/15/10      1,500,000        1,500,000        1,511,250
M S X International, Inc.                                11.000       10/15/07        350,000          347,004          304,500
Majestic Star Casino LLC                                  9.500       10/15/10        500,000          500,000          512,500
Metaldyne Corporation                                    10.000       11/01/13        185,000          185,000          186,850
Mortons Restaurant Group                                  7.500       07/01/10        450,000          385,757          423,000
N R G Energy, Inc.                                        8.000       12/15/13        700,000          700,000          735,875
Nalco Company                                             7.750       11/15/11        500,000          500,000          535,000
North American Energy Partners                            8.750       12/01/11        400,000          400,000          420,000
P G & E Corporation                                       6.875       07/15/08        400,000          400,000          433,000
Pinnacle Food Holding                                     8.250       12/01/13        450,000          450,000          465,750
Quality Distribution LLC                                  9.000       11/15/10        150,000          150,000          156,938
Quintiles Transnational Corporation                      10.000       10/01/13        500,000          500,000          540,000
Rent-Way, Inc.                                           11.875       06/15/10        300,000          294,756          334,500
Rhodia SA                                                 8.875       06/01/11        500,000          490,000          460,000
River Rock Entertainment                                  9.750       11/01/11        300,000          295,953          322,500
Sheridan Acquisition Corporation                         10.250       08/15/11        500,000          493,335          530,625
Ship Finance International Ltd.                           8.500       12/15/13      1,500,000        1,500,000        1,485,000
Tekni-Plex, Inc.                                          8.750       11/15/13      1,500,000        1,500,000        1,563,750
Telex Communications, Inc.                               11.500       10/15/08        500,000          500,000          531,250
United Rentals, Inc.                                      7.750       11/15/13        625,000          625,000          638,281
Von Hoffman Press, Inc.                                  10.250       03/15/09        200,000          209,203          213,000
Vought Aircraft Industries                                8.000       07/15/11        725,000          730,678          740,406
                                                                                  -----------       ----------       ----------
TOTAL BONDS                                                                       $20,585,000       20,457,758       21,357,538
                                                                                  ===========       ==========       ==========

28

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                         INTEREST       DUE         SHARES OR
CORPORATE RESTRICTED SECURITIES:(A) (CONTINUED)            RATE         DATE     PRINCIPAL AMOUNT       COST          FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 0.00%
Jordan Telecom Products (B)                                                                70        $  14,000        $      --
                                                                                                     ---------        ---------
TOTAL COMMON STOCK                                                                                      14,000               --
                                                                                                     ---------        ---------

CONVERTIBLE BONDS - 1.36%
Advanced Micro Devices, Inc.                               4.750%      02/01/22     $ 500,000        $ 397,449        $ 510,000
Centerpoint Energy, Inc.                                   3.750       05/15/23       350,000          350,000          371,875
Cymer, Inc.                                                3.500       02/15/09       850,000          850,000          980,688
F E I Company                                              5.500       08/15/08       175,000          175,000          173,687
Invitrogen Corporation                                     2.250       12/15/06       425,000          425,000          446,781
Viropharma, Inc.                                           6.000       03/01/07       215,000          147,282          145,125
                                                                                   ----------       ----------       ----------
TOTAL CONVERTIBLE BONDS                                                            $2,515,000        2,344,731        2,628,156
                                                                                   ==========       ==========       ==========


CONVERTIBLE
PREFERRED STOCK - 0.05%
D T Industries, Inc. (B)                                                               20,000       $1,000,000       $  100,000
                                                                                                    ----------       ----------
TOTAL CONVERTIBLE PREFERRED                                                                          1,000,000          100,000
                                                                                                    ----------       ----------
WARRANTS - 0.00%
Winsloew Furniture, Inc. (B)                                                              900       $        9       $        9
                                                                                                    ----------       ----------
TOTAL WARRANTS                                                                                               9                9

TOTAL RULE 144A SECURITIES                                                                          23,816,498       24,085,703
                                                                                                    ==========       ==========

TOTAL CORPORATE RESTRICTED SECURITIES                                                             $192,154,276     $173,400,054
                                                                                                  ============     ============

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                         INTEREST       DUE         SHARES OR                           MARKET
CORPORATE PUBLIC SECURITIES - 14.26%: (A)                  RATE         DATE     PRINCIPAL AMOUNT       COST            VALUE
--------------------------------------------------------------------------------------------------------------------------------
BONDS - 9.09%
A E P Industries, Inc.                                     9.875%      11/15/07     $ 350,000        $ 333,375        $ 351,750
Activant Solutions, Inc.                                  10.500       06/15/11       400,000          394,768          430,500
Alamosa Delaware, Inc                                     11.000       07/31/10       325,000          331,018          352,625
American Media Operation, Inc.                             8.875       01/15/11       200,000          200,000          217,000
Bally Total Fitness Holding Corporation                    9.875       10/15/07       200,000          191,000          182,000
Bausch & Lomb, Inc.                                        6.950       11/15/07       500,000          523,125          546,250
C S C Holdings, Inc.                                       7.625       04/01/11       500,000          502,438          526,250
Dana Corporation                                           9.000       08/15/11       500,000          529,129          602,500
Del Monte Corporation                                      8.625       12/15/12       225,000          225,000          246,375
Dynegy Holding, Inc.                                       6.875       04/01/11       500,000          422,500          460,625
Flextronics International Ltd.                             6.500       05/15/13       400,000          400,000          414,000
G F S I, Inc.                                              9.625       03/01/07       500,000          433,678          460,625
Host Marriott L.P.                                         8.375       02/15/06       500,000          521,945          533,125
Lodgenet Entertainment Co.                                 9.500       06/15/13       425,000          425,000          465,375
Lyondell Chemical Co.                                      9.500       12/15/08       400,000          380,000          418,000
M G M Mirage, Inc.                                         6.000       10/01/09       500,000          502,427          513,750
Manitowoc Company, Inc.                                    7.125       11/01/13       200,000          200,000          206,750
Neff Corporation                                          10.250       06/01/08       170,000          168,062          115,600
Nextel Communications Corporation                          7.375       08/01/15       400,000          392,000          430,000
Nextel Partners, Inc.                                      8.125       07/01/11     1,000,000        1,000,000        1,065,000
Numatics, Inc.                                             9.625       04/01/08       550,000          540,200          440,688
Offshore Logistics, Inc.                                   6.125       06/15/13       450,000          450,000          441,000
Rayovac Corporation                                        8.500       10/01/13       200,000          200,000          212,000
Rent-A-Center, Inc.                                        7.500       05/01/10       400,000          400,000          422,000
S P X Corporation                                          6.250       06/15/11       400,000          400,000          411,000
Service Corp International                                 6.000       12/15/05       500,000          504,501          510,000
Sports Club Co.                                           11.375       03/15/06       600,000          582,000          564,000
Steelcase, Inc.                                            6.375       11/15/06       500,000          513,780          522,871
Tekni-Plex, Inc.                                          12.750       06/15/10       550,000          533,000          599,500
Telex Communications, Inc. (B)                             0.000       11/15/06       471,915          206,820          235,958
Tenet Healthcare Corporation                               6.375       12/01/11       500,000          482,500          480,000
Tenneco Automotive, Inc.                                  10.250       07/15/13       400,000          400,000          455,000
Triton P C S, Inc.                                         8.500       06/01/13       550,000          550,000          591,250
Tyco International Group SA                                6.375       10/15/11       350,000          346,500          374,063
United Refining Co.                                       10.750       06/15/07       830,000          830,000          664,000
United Rentals, Inc.                                       9.000       04/01/09       350,000          343,000          370,562
Williams Companies, Inc.                                   8.625       06/01/10       500,000          500,000          561,250
Williams Scotsman, Inc.                                    9.875       06/01/07       500,000          492,500          506,250
Winsloew Furniture, Inc.                                  12.750       08/15/07       900,000          879,472          720,000
                                                                                  -----------       ----------       ----------
TOTAL BONDS                                                                       $17,696,915       17,229,738       17,619,492
                                                                                  ===========       ==========       ==========

30

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                         INTEREST       DUE         SHARES OR                           MARKET
CORPORATE PUBLIC SECURITIES:(A) (CONTINUED)                RATE         DATE     PRINCIPAL AMOUNT       COST            VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 4.05%
Aspen Insurance Holdings Ltd. (B)                                                      1,900         $   42,750       $   47,139
Central Freight Lines, Inc. (B)                                                       14,100            211,500          250,275
China Life Insurance Co. (B)                                                           1,600             29,888           52,752
D T Industries, Inc. (B)                                                             178,876          1,168,093          220,017
EOS International, Inc. (B)                                                          100,000            300,000           44,000
Franklin Bank Corporation (B)                                                          4,400             63,800           83,600
H C I Direct, Inc. (B)                                                                 1,000                --               --
International Steel Group (B)                                                         32,700            915,600        1,273,665
Nelnet, Inc. (B)                                                                      13,100            275,100          293,440
Orbitz, Inc. (B)                                                                      15,900            413,400          368,880
PepsiAmericas, Inc.                                                                   92,145          2,006,365        1,577,522
Rent-Way, Inc. (B)                                                                    92,866            916,263          760,573
Supreme Industries, Inc. (B)                                                         115,722            267,325          705,904
Surebeam Corporation (B)                                                              40,555             17,507            8,517
T G C Industries (B)                                                                   6,361              9,497            4,452
Transmontaigne, Inc. (B)                                                             333,326          1,109,176        2,149,953
                                                                                                      ---------        ---------
TOTAL COMMON STOCK                                                                                    7,746,264        7,840,689
                                                                                                      ---------        ---------

CONVERTIBLE BONDS - 1.03%
CommScope, Inc.                                            4.000%      12/15/06    $ 185,000          $ 179,550        $ 177,137
Duke Energy Corporation                                    1.750       05/15/23      400,000            400,000          413,000
F E I Company                                              5.500       08/15/08      340,000            305,150          337,450
Mediacom Communications Corporation                        5.250       07/01/06      400,000            400,000          387,000
S C I Systems, Inc.                                        3.000       03/15/07      500,000            427,862          472,500
Triquint Semiconductor, Inc.                               4.000       03/01/07      225,000            168,442          216,000
                                                                                  ----------          ---------        ---------
TOTAL CONVERTIBLE BONDS                                                           $2,050,000          1,881,004        2,003,087
                                                                                  ==========          ---------        ---------
CONVERTIBLE PREFERRED STOCK - 0.09%
Alamosa Holdings, Inc.                                                                   500          $ 158,973        $ 172,500
                                                                                                      ---------        ---------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                       158,973          172,500
                                                                                                      ---------        ---------

PREFERRED STOCK - 0.00%
Telex Communications, Inc.                                                            17,707          $       1        $     177
                                                                                                      ---------        ---------
TOTAL PREFERRED STOCK                                                                                         1              177
                                                                                                      ---------        ---------
WARRANTS - 0.00%
Telex Communications, Inc.                                                               698          $       7        $       7
                                                                                                      ---------        ---------

TOTAL WARRANTS                                                                                                7                7
                                                                                                      ---------        ---------

TOTAL CORPORATE PUBLIC SECURITIES                                                                   $27,015,987      $27,635,952
                                                                                                    ===========      ===========

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                         INTEREST       DUE         SHARES OR                           MARKET
SHORT-TERM SECURITIES - 3.22%                              RATE         DATE     PRINCIPAL AMOUNT       COST            VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 3.22%
Countrywide Home Loans, Inc.                               1.080%      01/12/04      $ 3,175,000     $ 3,173,952     $ 3,173,952
Walt Disney Company                                        1.120       01/16/04        3,075,000       3,073,565       3,073,565
                                                                                     -----------     -----------     -----------
TOTAL SHORT-TERM SECURITIES                                                          $ 6,250,000     $ 6,247,517     $ 6,247,517
                                                                                     ===========     -----------     -----------

TOTAL INVESTMENTS                                          106.96%                                  $225,417,780    $207,283,523
                                                                                                    ============    ------------
  Other Assets                                               8.32                                                     16,129,704
  Liabilities                                              (15.28)                                                   (29,627,113)
                                                           ------                                                   ------------
TOTAL NET ASSETS                                           100.00%                                                  $193,786,114
                                                           ======                                                   ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)  Non-income producing security.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                             MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003



                                                FAIR VALUE/
INDUSTRY CLASSIFICATION                        MARKET VALUE
-----------------------------------------------------------
AEROSPACE - 0.49%
Esterline Technologies                         $    215,000
Vought Aircraft Industries                          740,406
-----------------------------------------------------------
                                               $    955,406
-----------------------------------------------------------

AUTOMOBILE - 6.50%
America's Body Company, Inc.                      1,750,001
Dana Corporation                                    602,500
Gencorp, Inc.                                       415,000
Jason, Inc.                                       1,624,371
LIH Investors, L.P.                               4,593,020
Metaldyne Corporation                               186,850
Nyloncraft, Inc.                                  2,968,121
Tenneco Automotive, Inc.                            455,000
-----------------------------------------------------------
                                               $ 12,594,863
-----------------------------------------------------------

BEVERAGE, DRUG & FOOD - 3.09%
Beta Brands Ltd                                      35,051
Cains Foods, L.P.                                   113,276
Del Monte Corporation                               246,375
Dominos, Inc.                                       428,500
Land O' Lakes, Inc.                               1,511,250
Mortons Restaurant Group                            423,000
PepsiAmericas, Inc.                               1,577,522
Pharmaceutical Buyers, Inc.                         818,139
Pinnacle Foods Holdings                             465,750
Specialty Foods Group, Inc.                         367,609
-----------------------------------------------------------
                                               $  5,986,472
-----------------------------------------------------------

BROADCASTING & ENTERTAINMENT - 0.71%
C S C Holdings, Inc.                                526,250
Lodgenet Entertainment Co.                          465,375
Mediacom Communications Corporation                 387,000
-----------------------------------------------------------
                                               $  1,378,625
-----------------------------------------------------------

BUILDINGS & REAL ESTATE - 5.87%
Adorn, Inc.                                       2,311,731
Eagle Window & Door Holding Co.                   2,575,112
P G T Industries, Inc.                            3,196,944
Shelter Acquisition, Inc.                         2,220,980
TruStile Doors, Inc.                              1,059,830
-----------------------------------------------------------
                                               $ 11,364,597
-----------------------------------------------------------

CARGO TRANSPORT - 3.16%
Central Freight Lines, Inc.                         250,275
Kenan Advantage Transport Company                 2,421,668
Quality Distribution LLC                            156,938
Ship Finance International Ltd.                   1,485,000
Tidewater Holdings, Inc.                          1,807,008
-----------------------------------------------------------
                                               $  6,120,889
-----------------------------------------------------------

CHEMICAL, PLASTICS & RUBBER - 2.49%
Capital Specialty Plastics, Inc.               $        403
Huntsman LLC                                        510,000
Koppers Inc.                                      1,323,000
Lyondell Chemical Company                           418,000
Process Chemicals LLC                                   --
Rhodia SA                                           460,000
Tomah Holdings, Inc.                              2,116,177
-----------------------------------------------------------
$ 4,827,580
-----------------------------------------------------------

CONSUMER PRODUCTS - 5.78%
Colibri Holdings Corporation                      1,852,583
Euro-Pro Corporation                              2,163,282
G F S I, Inc.                                       460,625
H C I Direct, Inc.                                      --
Neff Motivation, Inc.                             1,055,030
Rayovac Corporation                                 212,000
Royal Baths Manufacturing Company                 1,059,381
The Tranzonic Companies                           3,685,169
Winsloew Furniture, Inc.                            720,009
-----------------------------------------------------------
                                               $ 11,208,079
-----------------------------------------------------------

CONTAINERS, PACKAGING & GLASS - 6.70%
A E P Industries, Inc.                              351,750
Paradigm Packaging, Inc.                          2,454,375
Selig Acquisition Corporation                     2,315,264
Snyder Industries, Inc.                           3,233,437
Tekni-Plex, Inc.                                  2,163,250
Vitex Packaging, Inc.                             2,457,759
-----------------------------------------------------------
                                               $ 12,975,835
-----------------------------------------------------------

DISTRIBUTION - 8.10%
Corvest Group, Inc.                               3,826,736
Fasteners For Retail, Inc.                        6,709,697
G C-Sun Holdings L.P.                             1,293,750
Strategic Equip & Supply Corp., Inc.              3,861,681
-----------------------------------------------------------
                                               $ 15,691,864
-----------------------------------------------------------

DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 5.53%
Activant Solutions Inc                              430,500
Coining of America LLC                            2,073,007
Dexter Magnetics Technologies, Inc.               1,588,801
Evans Consoles, Inc.                              1,150,214
Great Lakes Dredge & Dock Corporation               257,188
S P X Corporation                                   411,000
Tinnerman-Palnut Engineered Components            2,118,750
Tyco International Group SA                         374,063
Wicor Americas, Inc.                              2,320,749
-----------------------------------------------------------
                                               $ 10,724,272
-----------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003



                                                FAIR VALUE/
INDUSTRY CLASSIFICATION                        MARKET VALUE
-----------------------------------------------------------
DIVERSIFIED/CONGLOMERATE, SERVICE - 7.86%
CapeSuccess LLC                                $      5,862
Diversco, Inc./DHI Holdings, Inc.                 1,113,655
Dwyer Group, Inc.                                 2,031,198
Examination Management Services, Inc.             3,004,997
Hamilton Funeral Services Centers, Inc.             380,271
Lancaster Laboratories, Inc.                      2,116,912
Moss, Inc.                                        1,592,992
M S X International, Inc.                           304,500
Service Corp International                          510,000
U S M Holdings Corp.                              2,077,433
Washington Inventory Services, Inc.               2,091,291
-----------------------------------------------------------
                                               $ 15,229,111
-----------------------------------------------------------

ELECTRONICS - 6.05%
A E S Corporation                                   449,500
Calpine Corporation                                 487,500
Directed Electronics, Inc.                        6,638,491
Flextronics International Ltd.                      414,000
N R G Energy, Inc.                                  735,875
Precision Dynamics, Inc.                          2,534,650
Progressive Software Holding, Inc.                   13,139
S C I Systems, Inc.                                 472,500
-----------------------------------------------------------
                                               $ 11,745,655
-----------------------------------------------------------

FARMING & AGRICULTURE - 0.13%
Polymer Technologies, Inc./Poli-Twine
  Western, Inc.                                     260,312
Protein Genetics, Inc.                                  --
-----------------------------------------------------------
                                               $    260,312
-----------------------------------------------------------

FINANCIAL SERVICES - 1.13%
Aspen Insurance Holdings Ltd.                        47,139
China Life Insurance Co.                             52,752
Dana Credit Corporation                             537,500
Dollar Financial Group                              621,000
East River Ventures I, L.P.                          27,148
Franklin Bank Corporation                            83,600
Highgate Capital LLC                                 19,008
Nelnet, Inc.                                        293,440
Victory Ventures LLC                                      2
Williams Scotsman, Inc.                             506,250
-----------------------------------------------------------
                                               $  2,187,839
-----------------------------------------------------------

HEALTHCARE, EDUCATION
& CHILDCARE - 1.62%
Quintiles Transnational Corporation                 540,000
MedAssist, Inc.                                   2,123,756
Tenet Healthcare Corporation                        480,000
-----------------------------------------------------------
                                               $  3,143,756
-----------------------------------------------------------

HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 1.89%
Hussey Seating Corporation                     $  3,130,544
Steelcase, Inc.                                     522,871
-----------------------------------------------------------
                                               $  3,653,415
-----------------------------------------------------------

LEISURE, AMUSEMENT, ENTERTAINMENT - 2.75%
Host Marriott L.P.                                  533,125
Bally Total Fitness Holding Corporation             182,000
IMAX Corporation                                    525,625
Intrawest Corporation                               520,000
Keepsake Quilting, Inc.                           1,843,552
M G M Mirage, Inc.                                  513,750
Majestic Star Casino LLC                            512,500
Orbitz, Inc.                                        368,880
River Rock Entertainment                            322,500
-----------------------------------------------------------
                                               $  5,321,932
-----------------------------------------------------------

MACHINERY - 12.92%
Ames True Temper Group                            2,167,487
C & M Conveyor, Inc.                              2,331,189
D T Industries, Inc.                                320,017
Integration Technology Systems, Inc.              1,635,844
Manitowoc Company, Inc.                             206,750
N P C, Inc.                                       3,722,112
Numatics, Inc.                                      440,688
P W Eagle, Inc.                                   2,934,395
Safety Speed Cut Manufacturing Company, Inc.      3,465,284
Surebeam Corporation                                  8,517
Synventive Equity LLC                             2,106,857
Tronair, Inc.                                     3,389,158
W E C Company, Inc.                                 159,990
Weasler Holdings LLC                              2,148,232
-----------------------------------------------------------
                                               $ 25,036,520
-----------------------------------------------------------

MEDICAL DEVICES/BIOTECH - 3.01%
Bausch & Lomb, Inc.                                 546,250
Beacon Medical Products, Inc.                     1,866,122
Coeur, Inc.                                       1,116,715
D H D Healthcare, Inc.                            1,851,755
Invitrogen Corporation                              446,781
-----------------------------------------------------------
                                               $  5,827,623
-----------------------------------------------------------

MINING, STEEL, IRON & NON PRECIOUS
METALS - 0.71%
Better Minerals & Aggregates                        108,991
International Steel Group                         1,273,665
-----------------------------------------------------------
                                               $  1,382,656
-----------------------------------------------------------

                             MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003



                                                FAIR VALUE/
INDUSTRY CLASSIFICATION                        MARKET VALUE
-----------------------------------------------------------
OIL AND GAS - 4.34%
Centerpoint Energy, Inc.                       $    371,875
Chesapeake Energy Corporation                       515,000
Dynegy Holdings, Inc.                               460,625
Mustang Ventures Company                          2,108,278
North American Energy Partners                      420,000
Offshore Logistics, Inc.                            441,000
Supreme Industries, Inc.                            705,904
T G C Industries, Inc.                                4,452
Transmontaigne, Inc.                              2,149,953
United Refining Company                             664,000
Williams Companies, Inc.                            561,250
-----------------------------------------------------------
                                               $  8,402,337
-----------------------------------------------------------

PHARMACEUTICALS - 1.84%
Enzymatic Therapy, Inc.                             961,567
Sabex 2002, Inc.                                  2,456,449
Viropharma, Inc.                                    145,125
-----------------------------------------------------------
                                               $  3,563,141
-----------------------------------------------------------

PUBLISHING/PRINTING - 0.80%
American Media Operation, Inc.                      217,000
Dex Media West                                      581,250
Sheridan Acquisition Corporation                    530,625
Von Hoffman Press, Inc.                             213,000
-----------------------------------------------------------
                                               $  1,541,875
-----------------------------------------------------------

RETAIL STORES - 6.30%
E O S International, Inc.                            44,000
General Nutrition Center                            820,000
Neff Corporation                                    115,600
Olympic Sales, Inc.                               3,481,448
P H I Holding Company                             2,210,004
Rent-A-Center, Inc.                                 422,000
Rent-Way, Inc.                                    1,095,073
Sports Club Co.                                     564,000
TVI, Inc.                                         2,455,840
United Rentals, Inc.                              1,008,843
-----------------------------------------------------------
                                               $ 12,216,808
-----------------------------------------------------------

TECHNOLOGY - 1.37%
Advanced Micro Devices, Inc.                        510,000
Cymer, Inc.                                         980,688
Delstar Holding Corporation                         432,315
F E I Company                                       511,137
TriQuint Semiconductor, Inc.                        216,000
-----------------------------------------------------------
                                               $  2,650,140
-----------------------------------------------------------

TELECOMMUNICATIONS - 1.89%
Alamosa Holdings, Inc.                         $    525,125
Cincinnati Bell, Inc.                               107,500
CommScope, Inc.                                     177,137
Jordan Telecom Products                                 --
Nextel Communications Corporation                   430,000
Nextel Partners, Inc.                             1,065,000
Telex Communications, Inc.                          767,392
Triton P C S, Inc.                                  591,250
-----------------------------------------------------------
                                               $  3,663,404
-----------------------------------------------------------

UTILITIES - 0.71%
Duke Energy Corporation                             413,000
Nalco Company                                       535,000
P G & E Corporation                                 433,000
-----------------------------------------------------------
                                               $  1,381,000
-----------------------------------------------------------

TOTAL CORPORATE RESTRICTED
AND PUBLIC SECURITIES - 103.74%                $201,036,006
===========================================================

MASSMUTUAL CORPORATE INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. HISTORY

MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

The Trust is a closed-end management investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains, by investing primarily in a portfolio of privately placed below investment-grade, long-term corporate debt obligations with equity features, such as warrants, conversion rights or other equity features and, occasionally, preferred stocks purchased directly from their issuers.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements. Footnote 2(D), below, discusses the Federal tax consequences of the MMCI Subsidiary Trust.

During 2003, the Trust's Board of Trustees considered whether changes to the Trust's Bylaws were necessary or appropriate in response to the Sarbanes-Oxley Act of 2002. At their July, 2003 meeting, the Trust's Trustees approved the following changes to the Trust's Bylaws:

     SECTION 4.7

     For the purposes of (1) any standard of care applicable to a Trustee in the discharge of his or her duties as a trustee and (2) indemnification of a Trustee pursuant to Article IV, Section 4.3 of the Declaration of Trust, the conduct of the Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an "audit committee financial expert" nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification.

     SECTION 4.8

     For the purposes of the determinations by the Trustees and/or opinion of independent legal counsel referred to in Article IV, Section 4.3 of the Declaration of Trust and for the purposes of the determinations by the Trustees and/or opinion of independent legal counsel referred to in Article IV, Section 4.4 of the Declarations of Trust, the Trustees acting on the matter, or the independent legal counsel, as the case may be, shall be entitled to rely on a rebuttable presumption that the relevant Trustee, officer, employee or agent (each a "Covered Person") (1) has acted in good faith and in the reasonable belief that his or her actions were in the best interests of the Trust and (2) has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office or agency.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF INVESTMENTS:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

                                                  MASSMUTUAL CORPORATE INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider Babson's reports analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

     The consolidated financial statements include restricted securities valued at $149,314,351 (77.05% of net assets) as of December 31, 2003 whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 2003, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B. ACCOUNTING FOR INVESTMENTS:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     C. USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D. FEDERAL INCOME TAXES:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary for the Trust because it is taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

     The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

     In 2003, the Trust reclassed ($36,038) from undistributed net investment income to additional paid in capital and $3,000,000 from undistributed net realized loss on investments to undistributed net investment income to more accurately portray the Trust's financial position. The reclass has no impact on net asset value.

     The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the year ended December 31, 2003, the MMCI Subsidiary Trust accrued federal and state income taxes in the amount of $1,761,469 for net income and realized gains on investments held in the MMCI Subsidiary Trust.

MASSMUTUAL CORPORATE INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

3. INVESTMENT SERVICES FEE

Under an Investment Services Contract with the Trust dated July 1, 1988 Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.


Under the Investment Services Contract, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Composite (formerly called the Standard & Poor's Industrial Price Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustments for the quarters ended March 31, June 30, September 30, and December 31, 2003 were as follows:

Quarters                      Performance
Ended                          Adjustment               Amount
-----                          ----------               ------

March 31, 2003                  0.0625%              $   113,048

June 30, 2003                   0.0625%              $   116,310

September 30, 2003              0.0625%              $   122,721

December 31, 2003               0.0625%              $   122,006

4. SENIOR SECURED INDEBTEDNESS

     A. NOTE PAYABLE

     MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the year ended December 31, 2003, the Trust incurred total interest expense on the Note of $1,478,000.

     The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

     B. REVOLVING CREDIT AGREEMENT

     The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

     As of December 31, 2003, there were no outstanding loans drawn against the revolving credit facility. For the year ended December 31, 2003, the Trust incurred $37,500 in expense related to the undrawn portion.
38

                                                  MASSMUTUAL CORPORATE INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

5. PURCHASES AND SALES OF INVESTMENTS

                                                       For the Year
                                                     Ended 12/31/2003
--------------------------------------------------------------------------------
                                               Cost of Investments Acquired
--------------------------------------------------------------------------------
Corporate restricted securities                        $ 90,666,673
Corporate public securities                              18,073,893
Short-term securities                                   506,714,869

--------------------------------------------------------------------------------
                                             Proceeds from Sales or Maturities
--------------------------------------------------------------------------------
Corporate restricted securities                        $ 97,053,926
Corporate public securities                              17,370,295
Short-term securities                                   511,419,831

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2003 is $18,134,257 and consists of $18,591,903 appreciation and $36,726,160 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS (UNAUDITED)

                                             Amount              Per Share
--------------------------------------------------------------------------------
                                                   March 31, 2003
--------------------------------------------------------------------------------
Investment income                        $  4,242,541
Net investment income                       2,995,578             $  0.34
Net realized and unrealized
gain on investments                         5,781,368                0.66

--------------------------------------------------------------------------------
                                                    June 30, 2003
--------------------------------------------------------------------------------
Investment income                           4,011,172
Net investment income                       2,789,107                0.31
Net realized and unrealized
gain on investments                         5,592,226                0.63

--------------------------------------------------------------------------------
                                                September 30, 2003
--------------------------------------------------------------------------------
Investment income                           4,528,390
Net investment income                       3,083,600                0.35
Net realized and unrealized
gain on investments (net of taxes)          9,891,110                1.11

--------------------------------------------------------------------------------
                                                December 31, 2003
--------------------------------------------------------------------------------
Investment income                           5,302,179
Net investment income                       3,936,293                0.44
Net realized and unrealized
gain on investments (net of taxes)          3,814,754                0.43

MASSMUTUAL CORPORATE INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

7. AGGREGATE REMUNERATION PAID TO OFFICERS, TRUSTEES AND THEIR
AFFILIATED PERSONS

During 2003, the Trust paid its Trustees aggregate remuneration of $133,060. The Trust does not pay any compensation to any of its Trustees who are "interested persons" (as defined by the Investment Company Act of 1940, as amended (the "40 Act")) of the Trust. Mr. Reese is an interested person due to his employment by MassMutual and Babson. Mr. Joyal retired from Babson as of June 1, 2003 and, prior to his retirement, served as Babson's President. Accordingly, the Trust classifies Messers. Reese and Joyal as "interested persons" of the Trust.

All of the Trust's officers are employees of Babson or MassMutual. Pursuant to the Investment Services Contract, the Trust does not compensate its officers who are employees of Babson or MassMutual.

MassMutual and Babson are "affiliated persons" (as defined by the 40 Act) of Mr. Reese, one of the Trust's Trustees. The Trust did not make any payments to Babson during 2003, other than amounts payable to Babson pursuant to the Investment Services Contract. During 2003, the Trust paid the following amounts to MassMutual, exclusive of interest expense on the Note explained in Footnote 4A:

Preparation of the Trust's Quarterly Reports to Shareholders         $    2,262
Preparation of Certain of the Trust's Shareholder communications          1,630
Preparation of the Trust's Annual Proxy Statements                          373
                                                                     ----------
                                                                     $    4,265
                                                                     ----------
8. CONTINGENCIES

The Trust, together with other investors including MassMutual, is a plaintiff in litigation connected with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Initially, two separate civil lawsuits were brought in New York State court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The first lawsuit involving Sharp's working capital lender was dismissed prior to trial. An appeal of this dismissal was unsuccessful. The second lawsuit against Sharp's auditors, KPMG LLP, is in its preliminary stages. The parties to this lawsuit, including the Trust, have recently agreed to submit the matters which are the subject of the lawsuit to a non-binding mediation proceeding. The Trust is unable to estimate any potential recovery from this lawsuit as of December 31, 2003.

MASSMUTUAL CORPORATE INVESTORS



                       CHANGE IN INDEPENDENT ACCOUNTANTS

During 2003, the Trust, Babson and MassMutual solicited proposals for their independent audit and tax engagements from the four nationally recognized public accounting firms (including Deloitte & Touche LLP ("D&T") and KPMG LLP ("KPMG")). The Trust's Audit Committee and its Board of Trustees determined that, based on KPMG's more favorable fee structure, engaging KPMG was in the best interests of the Trust. Effective January 1, 2004, and for the fiscal year ending December 31, 2004, the Trust's Audit Committee and Board of Trustees have appointed KPMG as the Trust's independent auditors replacing D&T. Babson and MassMutual also engaged KPMG to perform certain audit, tax and other services for them.

During its two most recently completed fiscal years, the Trust had no disagreements with D&T concerning any matter of accounting principles or practices, consolidated financial statement disclosure or auditing scope and procedure and D&T never advised the Trust that: (1) the Trust's internal controls were unreliable; (2) the representations of the Trust's management were unreliable or that D&T was unwilling to be associated with the consolidated financial statements prepared by the Trust's management; (3) D&T needed to expand significantly the scope of its audits (and D&T never, in fact, so expanded such audit scope); (4) D&T became aware of any information that materially impacted the fairness or reliability of either a previously issued audit report or such report's underlying consolidated financial statements or that caused D&T to cease reliance on the assertions of the Trust's management related to such consolidated financial statements; and (5) an issue existed related to any of D&T's audit reports or their underlying consolidated financial statements were resolved other than to the satisfaction of D&T.

MASSMUTUAL CORPORATE INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
STUART H. REESE* (48)         Trustee        3 years/10 months   Executive Vice President and     48      Trustee, Chairman (since
                                                                 Chief Investment Officer                 1999) and President
MassMutual Life Ins. Co.      Chairman       1 year/7 months     (since 1999) of MassMutual;              (1993-1999) of the Trust;
1295 State Street                                                President (since 2003),                  Director (since 1995),
Springfield, MA 01111         (since 1999)                       Director and CEO (since                  MassMutual Corporate Value
                                                                 2000), and President (2000-              Partners Limited
                                                                 2001) of Babson; Chief                   (investment company);
                                                                 Executive Director (1997-                President (1994- 1999),
                                                                 1999), Senior Vice President             Chairman and Trustee
                                                                 (1993-1997) of MassMutual.               (since 1999), MassMutual
                                                                                                          Institutional Funds;
                                                                                                          President (1993-1999),
                                                                                                          Chairman and Trustee
                                                                                                          (since 1999), MML Series
                                                                                                          Investment Fund; Director
                                                                                                          (since 1993), MML Baystate
                                                                                                          Life Insurance Company;
                                                                                                          Advisory Board Member
                                                                                                          (since 1995), Kirtland
                                                                                                          Capital Partners
                                                                                                          (investment partnership);
                                                                                                          Advisory Board Member
                                                                                                          (since 1996), MassMutual
                                                                                                          High Yield Partners II LLC
                                                                                                          (investment company);
                                                                                                          Chairman (since 1999) and
                                                                                                          Director (since 1996),
                                                                                                          Antares Capital
                                                                                                          Corporation (bank loan
                                                                                                          syndication); Director
                                                                                                          (since 1996), Charter Oak
                                                                                                          Capital Management, Inc.;
                                                                                                          President (since 1998),
                                                                                                          MassMutual/Darby CBO LLC
                                                                                                          (investment company);
                                                                                                          Director (since 1999),
                                                                                                          MLDP Holdings; Chairman
                                                                                                          (since 2000), Cornerstone
                                                                                                          Real Estate Advisers Inc.;
                                                                                                          Trustee (since 1998),
                                                                                                          President (1998-2001) and
                                                                                                          Chairman (since 2001),
                                                                                                          MMCI Subsidiary Trust and
                                                                                                          MMPI Subsidiary Trust;
                                                                                                          Trustee, Chairman (since
                                                                                                          1999), and President
                                                                                                          (1993-1999), MassMutual
                                                                                                          Participation Investors
                                                                                                          (closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

* Mr. Reese is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust, an executive officer of MassMutual and a Director, President and CEO of Babson.

                                                  MASSMUTUAL CORPORATE INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. JOYAL** (59)        Trustee        1 year/10 months    President (2001-2003),           48      President (1999-2003) and
                                                                 Managing Director (2000-                 Trustee (since 2003) of
MassMutual                    (since 2003)                       2001) and Executive Director             the Trust; Director (since
Corporate Investors                                              (1999-2000) of Babson;                   1996), Antares Capital
1500 Main Street                                                 Executive Director (1997-                Corporation (bank loan
Suite 1100                                                       1999) of MassMutual.                     syndication); Director
Springfield, MA 01115                                                                                     (since 1996), First Israel
                                                                                                          Mezzanine Investors Ltd.
                                                                                                          (general partner and
                                                                                                          manager of The Israel
                                                                                                          Mezzanine Fund, L.P.);
                                                                                                          Director (since 2003),
                                                                                                          Pemco Aviation Group,
                                                                                                          Inc.; Director (since
                                                                                                          2003), MML Series
                                                                                                          Investment Fund (an
                                                                                                          open-end investment
                                                                                                          Company sub-advised by
                                                                                                          Babson); Director (since
                                                                                                          2003), MassMutual
                                                                                                          Institutional Fund (an
                                                                                                          open-end investment
                                                                                                          company sub-advised by
                                                                                                          Babson); Trustee
                                                                                                          (1998-2003), Senior Vice
                                                                                                          President (1998-2001) and
                                                                                                          President (2001-2003),
                                                                                                          MMCI Subsidiary Trust and
                                                                                                          MMPI Subsidiary Trust;
                                                                                                          President (1999- 2003),
                                                                                                          Trustee (since 2003),
                                                                                                          MassMutual Participation
                                                                                                          Investors (closed-end
                                                                                                          investment company advised
                                                                                                          by Babson).

** Mr. Joyal retired as President of Babson in June 2003. He continues to serve as a director or trustee of several entities affiliated with MassMutual, Babson's indirect parent company. Accordingly, the Trust classifies Mr. Joyal as an "interested person" of the Trust and Babson.

MASSMUTUAL CORPORATE INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DONALD E. BENSON (73)         Trustee        3 years/2 years,    Executive Vice President and     2       Director (since 1997),
                              (since 1986)   10 months           Director (since 1992),                   MAIR Holdings, Inc.
MassMutual                                                       Marquette Financial                      (commuter airline holding
Corporate Investors                                              Companies (financial                     company); Director (since
1500 Main Street                                                 services); Partner (since                1997), National Mercantile
Suite 1100                                                       1996), Benson Family Limited             Bancorp (bank holding
Springfield, MA 01115                                            Partnership No. 1 and Benson             company) and Mercantile
                                                                 Family Limited Partnership               National Bank; Trustee
                                                                 No. 2 (investment                        (since 1986), MassMutual
                                                                 partnerships); Partner (since            Participation Investors
                                                                 1987), Benson, Pinckney,                 (closed-end investment
                                                                 Oates Partnership                        company advised by
                                                                 (building partnership).                  Babson).

------------------------------------------------------------------------------------------------------------------------------------

DONALD GLICKMAN (70)          Trustee        3 years/2 years,    Chairman (since 1992),           2       Director (1988-2000),
                              (since 1992)   10 months           Donald Glickman and                      CalTex Industries, Inc.
MassMutual                                                       Company, Inc. (investment                (manufacturer of windows);
Corporate Investors                                              banking); Partner (since                 Director (since 1984),
1500 Main Street                                                 1992), J.F. Lehman & Co.                 Monro Muffler Brake, Inc.
Suite 1100                                                       (private investments).                   (automobile repair
Springfield, MA 01115                                                                                     service); Director (since
                                                                                                          1998), MSC Software, Inc.;
                                                                                                          Chairman (1998-2003),
                                                                                                          Elgar Electronics
                                                                                                          (manufacturer of
                                                                                                          electronic power
                                                                                                          supplies); Director (since
                                                                                                          2002), Racal Instrument
                                                                                                          Group (manufacturer of
                                                                                                          electronic test
                                                                                                          equipment); Director
                                                                                                          (since 2002), OAOT, Inc.
                                                                                                          (ITC Services); Director
                                                                                                          (since 1999) SDI, Inc.
                                                                                                          (manufacturer of airbag
                                                                                                          initiations); Trustee
                                                                                                          (since 1992), MassMutual
                                                                                                          Participation Investors
                                                                                                          (closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

                                                  MASSMUTUAL CORPORATE INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
MARTIN T. HART (68)           Trustee        3 years/10 months   Private Investor; President      13      Director (since 1997),
                              (since 1991)                       and Director (since 1983),               T-Netix Inc.
MassMutual                                                       H Corporation.                           (communications company);
Corporate Investors                                                                                       Director (since 1999),
1500 Main Street                                                                                          ValueClick Inc. (internet
Suite 1100                                                                                                advertising company);
Springfield, MA 01115                                                                                     Director (since 2002),
                                                                                                          Spectranetics Corp.
                                                                                                          (medical device company);
                                                                                                          Director (1990-1998), PNB
                                                                                                          Financial Group; Director
                                                                                                          (1992-2002), Schuler
                                                                                                          Homes, Inc.; Director
                                                                                                          (1993 to 2000), Optical
                                                                                                          Security Group; Director
                                                                                                          (1994-1999), Ardent
                                                                                                          Software Inc.; Director
                                                                                                          (since 1996), PJ
                                                                                                          America/PJ United;
                                                                                                          Director (since 1994),
                                                                                                          Houston Pizza Venture;
                                                                                                          Director (since 1994), PJ
                                                                                                          Iowa; Director (since
                                                                                                          1998), PJ Nor-Cal;
                                                                                                          Director (1998-2002), Vail
                                                                                                          Banks Inc.; Trustee (since
                                                                                                          1994), Regis University;
                                                                                                          Director (since 1999),
                                                                                                          Stephany's Chocolate;
                                                                                                          Director (since 2002),
                                                                                                          Interactive Telesis, Inc.;
                                                                                                          Director (since 2000),
                                                                                                          Digital Directions, Inc.;
                                                                                                          Partner (since 1986), HFTF
                                                                                                          L.L.C. (wholesale nursery
                                                                                                          and garden center);
                                                                                                          Trustee (since 1991),
                                                                                                          MassMutual Participation
                                                                                                          Investors (closed-end
                                                                                                          investment company advised
                                                                                                          by Babson)

------------------------------------------------------------------------------------------------------------------------------------

STEVEN A. KANDARIAN (51)      Trustee        3 years/ 1 year,    Executive Director                 2     Trustee (since 2002), The
                              (since 2002)   10 months           (since 2001), Pension Benefit            DLB Fund Group (open-end
MassMutual                                                       Guaranty Corp., (a Federal               investment company advised
Corporate Investors                                              pension agency); Managing                by Babson); Trustee (since
1500 Main Street                                                 Director (1993-2001),                    2002), MassMutual
Suite 1100                                                       Orion Partners, L.P. (a private          Participation Investors (a
Springfield, MA 01115                                            equity fund).                            closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).


MASSMUTUAL CORPORATE INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
JACK A. LAUGHERY (69)         Trustee        3 years/1 year,     President and Partner (since     2       Director (since 1993),
                              (since 1996)   10 months           1996), Laughery Investments.             Papa John's International
MassMutual                                                                                                (food service companies);
Corporate Investors                                                                                       Director (since 1994),
1500 Main Street                                                                                          Houston Pizza Venture LLC
Suite 1100                                                                                                (pizza restaurant);
Springfield, MA 01115                                                                                     Partner (since 1987),
                                                                                                          Coastal Lodging (hotels);
                                                                                                          Part Owner (since 1998),
                                                                                                          Rocky Mount Harley
                                                                                                          Davidson; Partner (since
                                                                                                          1996), Papa John's Iowa;
                                                                                                          Director (since 2001),
                                                                                                          Papa John's United (food
                                                                                                          service); Director
                                                                                                          (1997-1998), PJ New
                                                                                                          England; Trustee (since
                                                                                                          1996), MassMutual
                                                                                                          Participation Investors
                                                                                                          (closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

------------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD (66)       Trustee        3 years/1 year,     Dean (since 1996),               2       Director (since 1997), The
                              (since 1998)   10 months           Barney School of Business,               Advest Bank; Trustee
MassMutual                                                       University of Hartford.                  (since 1993), Aetna Series
Corporate Investors                                                                                       Funds (investment
1500 Main Street                                                                                          company); Director (since
Suite 1100                                                                                                1992), Aetna Variable
Springfield, MA 01115                                                                                     Series Funds; Trustee
                                                                                                          (since 1998), MassMutual
                                                                                                          Participation Investors (a
                                                                                                          closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

                                                  MASSMUTUAL CORPORATE INVESTORS

Officers of the Trust

                                                                 PRINCIPAL
                              POSITION                           OCCUPATION(S)
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
ROGER W. CRANDALL (39)        President      1 year/7 months     President (since 2003) and Vice President (2002-2003) of the Trust;
                                                                 Director (since 2003) and Managing Director (since 2000) of Babson;
MassMutual                                                       Managing Director (1993-2000) of MassMutual; Trustee and President
Corporate Investors                                              (since 2003), MMCI Subsidiary Trust and MMPI Subsidiary Trust;
1500 Main Street                                                 President (since 2003), Vice President (2002-2003), MassMutual
Suite 1100                                                       Participation Investors.
Springfield, MA 01115

------------------------------------------------------------------------------------------------------------------------------------

CLIFFORD M. NOREEN (46)

MassMutual                    Vice President 1 year/7 months     Vice President (since 1993) of the Trust; Managing Director (since
Corporate Investors                                              2000) of Babson; Managing Director (1996-1999) of MassMutual; Vice
1500 Main Street                                                 President (since 1993), MassMutual Participation Investors.
Suite 1100
Springfield, MA 01115

------------------------------------------------------------------------------------------------------------------------------------

STEPHEN L. KUHN (57)          Vice President 1 year/7 months     Vice President (since 1989) and Secretary (since 1980) of the
                              and Secretary                      Trust; General Counsel and Clerk (since 2000) of Babson; Senior
MassMutual                                                       Vice President (since 1999), Deputy General Counsel (since 1998),
Corporate Investors                                              and Assistant Secretary (since 1996) of MassMutual; Secretary
1500 Main Street                                                 (since 1998), MMCI Subsidiary Trust and MMPI Subsidiary Trust; Vice
Suite 1100                                                       President and Secretary (since 1988) of MassMutual Participation
Springfield, MA 01115                                            Investors.

------------------------------------------------------------------------------------------------------------------------------------

CHARLES C. MCCOBB, JR. (60)   Vice President 1 year/7 months     Chief Financial Officer (since 1998) and Vice President (since
                              and Chief                          1997) of the Trust; Managing Director (since 2000) of Babson;
MassMutual                    Financial Officer                  Managing Director (1997-1999) of MassMutual; Trustee, Vice
Corporate Investors                                              President, Treasurer and Chief Financial Officer (since 1998), MMCI
1500 Main Street                                                 Subsidiary Trust and MMPI Subsidiary Trust; Chief Financial Officer
Suite 1100                                                       (since 1998) and Vice-President (since 1997), MassMutual
Springfield, MA 01115                                            Participation Investors.

------------------------------------------------------------------------------------------------------------------------------------

JOHN T. DAVITT, JR. (36)      Comptroller    1 year/7 months     Comptroller (since 2001) of the Trust; Director (since 2000) of
                                                                 Babson; Associate Director (1997-2000) of MassMutual; Comptroller
MassMutual                                                       (since 2001), MassMutual Participation Investors.
Corporate Investors
1500 Main Street
Suite 1100
Springfield, MA 01115

------------------------------------------------------------------------------------------------------------------------------------

JAMES M. ROY (41)             Treasurer      1 year/7 months     Treasurer (since 2003) and Associate Treasurer (1999-2003) of the
                                                                 Trust; Director (since 2000) and Associate Director (1996-2000) of
MassMutual                                                       Babson; Controller (since 2003), MMCI Subsidiary Trust and MMPI
Corporate Investors                                              Subsidiary Trust; Treasurer (since 2003), Associate Treasurer
1500 Main Street                                                 (1999-2003), MassMutual Participation Investors.
Suite 1100
Springfield, MA 01115

     MASSMUTUAL CORPORATE INVESTORS


                          INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MASSMUTUAL CORPORATE INVESTORS

We have audited the accompanying consolidated statement of assets and liabilities of MassMutual Corporate Investors (the "Trust"), as of December 31, 2003 (including the consolidated schedule of investments as of December 31, 2003), and the related consolidated statements of operations and cash flows for the year then ended, changes in net assets for each of the two years in the period then ended and the consolidated selected financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated selected financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated selected financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated selected financial highlights referred to above present fairly, in all material respects, the financial position of MassMutual Corporate Investors as of December 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated selected financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
--------------------------------
New York, New York
February 6, 2004

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder).

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.


                  [PHOTO OF MEMBERS OF THE BOARD OF TRUSTEES]

                                 MEMBERS OF THE
                               BOARD OF TRUSTEES
                                (LEFT TO RIGHT):

                           Donald Glickman, Chairman,
                        Donald Glickman & Company, Inc.

                       Martin T. Hart*, Private Investor

                        Jack A. Laughery, President and
                         Partner, Laughery Investments

                              Steven A. Kandarian,
                          Executive Director, Pension
                             Benefit Guaranty Corp.

                       Donald E. Benson*, Executive Vice
                       President and Director, Marquette
                              Financial Companies

                           Corine T. Norgaard*, Dean,
                           Barney School of Business,
                             University of Hartford

                        Stuart H. Reese, Executive Vice
                         President and Chief Investment
                         Officer, Massachusetts Mutual
                             Life Insurance Company

                                Robert E. Joyal,
                              Retired President of
                         David L. Babson & Company Inc.

                        * Member of the Audit Committee

--------------------------------------------------------------------------------
OFFICERS   Stuart H. Reese              Stephen L. Kuhn
           Chairman                     Vice President and Secretary

           Roger W. Crandall            Michael P. Hermsen
           President                    Vice President

           Charles C. McCobb, Jr.       Mary Wilson Kibbe
           Vice President and           Vice President
           Chief Financial Officer

           Michael L. Klofas            Richard E. Spencer, II
           Vice President               Vice President

           Richard C. Morrison          James M. Roy
           Vice President               Treasurer

           Clifford M. Noreen           John T. Davitt, Jr.
           Vice President               Comptroller

--------------------------------------------------------------------------------






























[LOGO] MASSMUTUAL CORPORATE INVESTORS

                                                                      DB1035 204

ITEM 2.  CODE OF ETHICS.

         The Registrant adopted a Code of Ethics for Senior Financial Officers (the "Code") on October 17, 2003, which is available on the Registrant's website at www.massmutual.com/mci. During the period covered by this Form N-CSR, there were no amendments to, or waivers from, the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant's Board of Trustees has determined that Mr. Donald E. Benson, a Trustee of the Registrant and a member of its Audit Committee, is an audit committee financial expert. Mr. Benson is "independent" for purposes of this Item 3 as required by applicable regulation.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                          FEES BILLED TO THE REGISTRANT

                                   Year Ended        Year Ended
                                  December 31,       December 31,
                                      2003              2002
                                   ----------        ----------
         Audit Fees                $   60,500        $   39,600
         Audit-Related Fees             5,500                 0
         Tax Fees                       7,400             7,400
         All Other Fees                     0                 0
                                   ----------        ----------
              Total Fees           $   73,400        $   47,000
                                   ==========        ==========


                 NON-AUDIT FEES BILLED TO BABSON AND MASSMUTUAL

                                   Year Ended        Year Ended
                                  December 31,       December 31,
                                      2003              2002
                                   ----------        ----------
          Audit-Related Fees       $  340,000        $  367,405
          Tax Fees                     35,100            18,350
          All Other Fees                5,000            22,104
                                   ----------        ----------
         Total Fees                $  380,100        $  407,859
                                   ==========        ==========

         The category "Audit Related Fees" reflects fees billed by Deloitte & Touche LLP for services related to the audit and other assurance services performed in connection with the audit engagements of the Registrant, Babson and MassMutual. Preparation of Federal, state and local income tax and compliance work are representative of the fees billed in the "Tax Fees" category. The category "All Other Fees" represents fees billed by Deloitte & Touche LLP ("D&T") for various non-audit and non-tax services rendered to the Registrant, Babson and MassMutual, such as product development, database and analysis training, and tax compliance and planning.

         The Sarbanes-Oxley Act of 2002 and its implementing regulations allows the Registrant's Audit Committee to establish a pre-approval policy for certain services rendered by the Registrant's independent accountants. During 2003, the Registrant's Audit Committee approved all of the services rendered to the Registrant by D&T and did not rely on such a pre-approval policy for any such services.

         The Audit Committee reviewed the aggregate fees billed for professional services rendered by D&T for the Registrant and for the non-audit services provided to Babson, and Babson's parent, MassMutual. As part of this review, the Audit Committee considered whether the provision of such non-audit services were compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         The Registrant maintains an audit committee composed exclusively of the Registrant's Trustees who qualify as "independent" Trustees under the current listing standards of the New York Stock Exchange and the rules of U.S. Securities and Exchange Commission. The Committee operates pursuant to a written Charter, which is available on the Registrant's website, www.massmutual.com/mci. The present members of the Audit Committee are Donald E. Benson and Martin T. Hart, and Corine T. Norgaard.

ITEM 6.  [Reserved].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant's Board of Trustees delegated proxy voting responsibilities relating to voting securities held by the Registrant to its investment adviser, David L. Babson & Company Inc.("Babson") at the July 18, 2003 meeting of the Registrant's Board of Trustees. A summary of Babson's proxy voting policies and procedures is set forth below.

         Summary of Babson's Proxy Voting Policy
         ---------------------------------------

         Babson views the voting of proxies as an integral part of its investment management responsibility and believes, as a general principle, that proxies should be voted solely in the best interests of its clients (i.e. prudently and in a manner believed by Babson to best protect and enhance an investor's returns). To implement this general principle, it is Babson's policy to generally vote proxies in accordance with the recommendations of Institutional Shareholder Services ("ISS"), a recognized authority on proxy voting and corporate governance, or, in cases where ISS has not made any recommendations with respect to a proxy, in accordance with ISS's proxy voting guidelines.

         Babson recognizes, however, that there may be times when Babson believes that it will be in the best interests of clients holding the securities to (1) vote against ISS's recommendations or (2) in cases where ISS has not provided Babson with any recommendations with respect to a proxy, vote against ISS's proxy voting guidelines. Babson may vote, in whole or part, against ISS's recommendations or ISS's proxy voting guidelines, as applicable, if such vote is authorized by the Policy. The procedures set forth in the Policy are designed to ensure that votes against ISS's recommendations or proxy voting guidelines have been made in the best interests of clients and are not the result of any material conflict of interest (a "Material Conflict").

         Summary of Babson's Proxy Voting Procedures
         -------------------------------------------

         Babson has (1) established a Proxy Committee that is responsible for the implementation and governance of the Policy and (2) designated Proxy Administrators who will receive and post proxies for voting with ISS. In accordance with the Policy, Babson will generally vote all client proxies in accordance with ISS's recommendation or proxy voting guidelines, unless a person authorized by the Proxy Committee (each a "Proxy Analyst") determines that it is in its clients' best interest to vote against ISS's recommendation or proxy voting guidelines. In these cases, Babson will vote against ISS's recommendation or proxy voting guidelines, so long as no other Proxy Analyst reviewing such proxy disagrees with such recommendation, and no known Material Conflict is identified by the Proxy Analyst(s) or the Proxy Administrator. Otherwise, the proxy is to be submitted to a member of the Proxy Committee, who shall determine how to vote the proxy unless (i) the Proxy Administrator has identified a Babson Material Conflict or (ii) said Proxy Committee member has identified a Material Conflict. In such cases, the proxy shall be submitted to the Proxy Committee, which may authorize a vote against ISS's recommendation or proxy voting guidelines only if the Proxy Committee determines that such vote is in the clients' best interests.

         No employee, officer or director of Babson or its affiliates (other than those assigned such responsibilities under the Policy) may influence how Babson votes any proxy, unless such person has been requested to provide such assistance by a Portfolio Manager or Proxy Committee member and has disclosed any known Material Conflict. Any pre-vote communications prohibited by the Policy shall be reported to the Proxy Committee member prior to voting and to Babson's General Counsel.

         Obtaining a Copy of the Policy
         ------------------------------

         The full text of Babson's Policy is available (1) without charge, upon request, by calling 1-866-399-1516 or (2) on the Registrant's website, www.massmutual.com/mci.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not Applicable for this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not Applicable for this filing.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a) ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               None.


         (b) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

               Attached hereto as EX-99.302CERT for the Section 302 certifications and EX-99.906CERT for the Section 906 certifications.

         (c) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

               Not Applicable for this filing.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Corporate Investors
                ----------------------------------
By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           March 5, 2004
                ----------------------------------

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           March 5, 2004
                ----------------------------------
By:             /s/ Charles C. McCobb, Jr.
                ----------------------------------
                Charles C. McCobb, Jr., Vice
                President, and Chief Financial Officer
                ----------------------------------
Date:           March 5, 2004
                ------------------------------